FB0086P1007
10/2/07

Dreyfus Founders
Balanced Fund

Pursuing current income and capital appreciation
through investments in stocks and bonds

PROSPECTUS May 1, 2007
(as supplemented through October 10, 2007)

Class A, B, C, I and T Shares

Dreyfus Founders Balanced Fund

Ticker Symbols	Class A:	FRIDX
	Class B:	FRIBX
	Class C:	FRICX
	Class I:	FRIRX
	Class T:	FRIUX

Contents

The Fund

Investment Approach	1
Main Risks	2
Past Performance	3
Expenses	4
More About Investment Objective,
Strategies and Risks	5
Management	8
Financial Highlights	10

Your Investment

Shareholder Guide	15
Distributions and Taxes	24
Services for Fund Investors	25
Instructions for Regular Accounts	26
Instructions for IRAs	28

For More Information

See back cover.

The Fund

INVESTMENT APPROACH

The fund seeks current income and capital appreci-ation.To pursue this goal, the fund normally invests in a balanced portfolio of common stocks, U.S. and foreign government securities, and a variety of corporate fixed-income obligations.

  For the equity portion of its portfolio, the fund emphasizes investments in common stocks with the potential for capital appreciation.These stocks generally pay regular dividends, although the fund may also invest in non-dividend-paying companies if they offer better prospects for capital appreciation. Normally, the fund will invest a significant percentage (at least 25%, but no more than 75%) of its total assets in equity securities.
  The fund will maintain a minimum of 25% of its total assets in fixed-income securities. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations. Current income and the potential for capital appreciation are considered in the selection of these securities. Normally, the fund will not invest more than 75% of its total assets in fixed-income securities, but the fund may invest up to 100% of its assets in such securities for temporary defensive purposes.
  The fund also may invest up to 30% of its total assets in foreign securities (not including U.S. dollar-denominated foreign debt obligations), with no more than 25% of its total assets invested in the securities of any one foreign country.

Founders Asset Management LLC (Founders) manages the equity portion of the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry or sector weightings.

For more information on the securities held by the fund, see “For More Information — Portfolio Holdings.”

The Fund 1

MAIN RISKS

The principal risks of investing in this fund are:

  Stock market risk. The market value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not Founders’ assessment of a company’s potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.
  Interest rate risk. When interest rates change, the value of the fixed-income portion of the fund will be affected.An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Although the fund’s bond investments are primarily in investment grade bonds, it may invest up to 15% of the fixed-income portion of its total assets in high yield (“junk”) bonds which involve greater credit risk, including the risk of default, than investment grade bonds and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.
  Sector risk. The fund may overweight or underweight certain market sectors relative to its benchmark index, which may cause the fund’s performance to be more or less sensitive to developments affecting those sectors.
  Asset allocation risk. The fund’s asset allocation between equities and fixed-income securities will vary depending on the portfolio managers’ evaluation of general market and economic conditions. If this assessment is incorrect, the fund’s returns may vary considerably from other balanced funds with different equity/fixed income asset allocations.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates).The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets, and can cause the fund to lose money on its investments. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.
  Foreign investment risk. Investments in foreign securities involve different risks than U.S. investments, including less trading volume and liquidity, increased volatility, fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.
  Initial public offerings. The fund may purchase securities of companies in initial public offerings (“IPOs”). The number of IPOs brought to market, and the prices at which the newly issued stocks trade, are affected by the performance of the stock market as a whole. When IPOs are brought to market, the fund may not be able to purchase as many shares as it would like, or any at all, due to limited availability.The prices of securities purchased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

Key concepts

Growth companies: companies whose earnings are expected to grow faster than the overall market.

“Bottom-up” approach: choosing fund investments by analyzing the fundamentals of individual companies one at a time rather than focusing on broader market themes.

Dividend: a payment of stock or cash from a company’s profits to its stockholders.

Debt security: represents money borrowed that must be repaid to the lender at a future date. Bonds, notes, bills, and money market instruments are all examples of debt securities.

Bond: an IOU issued by a government or corporation that pays a stated rate of interest and returns the face value on the maturity date.

2

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund.The bar chart shows the fund’s Class A performance from year to year.The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Class A shares

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. The fund’s returns include applicable sales loads and reflect the reinvestment of dividends and capital gain distributions.The returns of the indexes account for both change in security price and reinvestment of dividends, do not reflect the impact of taxes, and, except as noted, do not

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

reflect the costs of managing a mutual fund. You may not invest directly in these indexes. Past performance, both before and after taxes, is no guarantee of future results.

Average annual total returns as of 12/31/061

			Since
	1 Year	5 Years	inception [2]

Class A
returns before taxes	3.40%	2.32%	-1.49%
Class A
returns after taxes
on distributions	2.70%	2.01%	-1.86%
Class A
returns after taxes
on distributions and
sale of fund shares	2.34%	1.83%	-1.46%
Class B
returns before taxes	4.75%	2.40%	-1.28%
Class C
returns before taxes	7.87%	2.58%	-1.68%
Class I
returns before taxes	10.10%	3.51%	-0.58%
Class T
returns before taxes	4.58%	2.70%	-1.25%
S&P 500 Index [3]	15.78%	6.19%	1.12%
Lipper Balanced
Fund Index [3]	11.60%	6.51%	4.47%

[1]	The fund’s average annual total returns for Class I and Class T shares
	reflect the expense reimbursement described below under “Expenses.”
[2]	Inception date 12/31/99.
[3]	The Standard & Poor’s (S&P) 500 Index is designed to be representa-
	tive of the U.S. equities market and consists of 500 leading companies
	in leading industries of the U.S. economy. Unlike the fund, it does not
	contain a fixed-income component.Accordingly, the fund also compares its
	performance to the Lipper Balanced Fund Index, which is an equal dol-
	lar weighted index of the largest mutual funds within the Balanced Fund
	classification, as defined by Lipper. This index reflects the expenses of
	managing the mutual funds included in the index.

After-tax performance is shown only for Class A shares.After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on the investor’s individual tax situation and may differ from those shown.The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

The Fund 3

EXPENSES

As a fund shareholder, you pay certain fees and
expenses in connection with the fund, which are
described in the tables below.

Fee table
	Class A	Class B1	Class C	Class I	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none [2]	4.00	1.00	none	none [2]

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	0.65	0.65	0.65	0.65	0.65
Rule 12b-1 fee	none	0.62 [3]	0.75	none	0.25
Shareholder services fee	0.25	0.25	0.25	none	0.25
Other expenses	0.66	1.04	0.88	0.73 [4]	0.81 [4]

Total annual fund operating expenses without reimbursements	1.56	2.56	2.53	1.38 [4]	1.96 [4]
Reimbursements	0.00	0.00	0.00	(0.17) [4]	(0.17) [4]

Net annual fund operating expenses with reimbursements	1.56	2.56	2.53	1.21 [4]	1.79 [4]

1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

3 Class B shares ceased paying Rule 12b-1 fees to the fund’s distributor in late 2006 in accordance with regulatory requirements that limit the amount of sales charges a mutual fund may impose based on sales of the fund’s shares. Class B shares may resume paying Rule 12b-1 fees at an annual rate of 0.75% in the future if permitted to do so by applicable regulation.

4 Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class I and Class T share classes for certain transfer agency expenses pursuant to a written contractual commitment.This commitment will extend through at least August 31, 2008, and will not be terminated without prior notice to the Fund’s Board of Directors.

Expense example

	1 Year	3 Years	5 Years	10 Years

Class A	$725	$1,039	$1,376	$2,325
Class B
with redemption	$659	$1,096	$1,560	$2,425*
without redemption	$259	$796	$1,360	$2,425*
Class C
with redemption	$356	$788	$1,345	$2,866
without redemption	$256	$788	$1,345	$2,866
Class I	$123	$420	$739	$1,643
Class T	$624	$1,022	$1,445	$2,619

* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. The 1-year example and the first year of the 3-year, 5-year, and 10-year examples are based on net fund operating expenses with reimbursements. The 3-year, 5-year, and 10-year examples are based on total annual fund operating expenses without reimbursements for each year after year one.

Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively,ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes.The fund may also invest in mortgage-related securities.The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates,or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities and Exchange Commission (SEC).The fund’s purchase of securities of other investment companies

The Fund 5

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS (continued)

will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies.The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund’s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares.To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%.A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year.The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

6

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Company risk. The stocks in the fund’s portfolio may not perform as expected. Factors that can negatively affect a particular stock’s price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
  Opportunity risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.
  Investment style risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund’s growth style of investing, and the fund’s returns may vary considerably from other balanced funds using different investment styles. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

The Fund 7

MANAGEMENT

Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2006 was 0.65% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2006.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio managers. Through participation in the team process, the portfolio managers use the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

The fund is co-managed by two portfolio managers, John B. Jares, who manages the equity portion of the fund, and Catherine A. Powers, who manages the fixed-income portion of the fund. Mr. Jares, a vice president of investments and a chartered financial analyst, has been a portfolio manager of the fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC, an affiliate of Founders, where he has been employed since July 2006. He has also been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997. Ms. Powers has been a co-portfolio manager of the fund and an employee of Founders since August 2006. She also is a chartered financial analyst, and is employed as a senior portfolio manager for active core strategies, responsible for high grade core and core plus fixed-income strategies, with Standish Mellon Asset Management Company LLC (Standish Mellon), an affiliate of Founders. She joined Standish Mellon in 1988. In prior positions with Standish Mellon, Ms. Powers was the director of structured finance and liquid products research, coordinating strategy with respect to mortgage-related and asset-backed securities.

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and

8

the portfolio managers’ ownership of fund shares.

Distributor

The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclear-ance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the five years ended December 31, 2006. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and capital gain distributions. The financial information has been audited by PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm during these periods, whose report and the fund’s financial statements are included in the fund’s 2006 annual report, which is available upon request.

			Year Ended December 31,
Class A		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		8.58	8.45	7.88	6.68	8.18
Investment operations:	Investment income — net	.12 [1]	0.08	0.08	0.05	0.05
	Net realized and unrealized gains
	(losses) on investments	.71	0.13	0.57	1.20	(1.51)
Total from investment operations		.83	0.21	0.65	1.25	(1.46)
Distributions:	Dividends from investment income — net	(.21)	(0.08)	(0.08)	(0.05)	(0.04)
Net asset value, end of period		9.20	8.58	8.45	7.88	6.68
Total Return (%) [2]		9.66	2.51	8.31	18.81	(17.85)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.56	1.69	1.49	1.83	1.89
Ratio of net expenses to average net assets		1.56	1.66	1.48	1.83	1.89
Ratio of net investment income to average net assets		1.28	0.90	0.96	0.63	0.56
Portfolio turnover rate [3]		197	181	134	108	122

Net assets, end of period ($ x 1,000)		1,976	1,760	1,682	1,572	1,243

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

10

			Year Ended December 31,
Class B		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		8.50	8.37	7.80	6.63	8.11
Investment operations:	Investment income (loss) — net	.02[1]	0.01 [1]	0.01	0.01	(0.01)
	Net realized and unrealized gains
	(losses) on investments	.72	0.13	0.58	1.17	(1.47)
Total from investment operations		.74	0.14	0.59	1.18	(1.48)
Distributions:	Dividends from investment income — net	—	(0.01)	(0.02)	(0.01)	(0.00)[2]
Net asset value, end of period		9.24	8.50	8.37	7.80	6.63
Total Return (%) [3]		8.75	1.66	7.63	17.76	(18.21)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.56	2.47	2.21	2.53	2.54
Ratio of net expenses to average net assets		2.56	2.45	2.21	2.53	2.54
Ratio of net investment income (loss) to average net assets		.25	0.08	0.23	(0.08)	(0.10)
Portfolio turnover rate [4]		197	181	134	108	122

Net assets, end of year ($ x 1,000)		442	1,053	1,625	1,647	1,181

1 Based on average shares outstanding at each month end.

2 Amount represents less than $.01 per share.

3 Exclusive of sales charge.

4 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class C		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		8.36	8.24	7.69	6.54	8.04
Investment operations:	Investment income (loss) — net	.03[1]	0.00 [1,2]	0.01 [1]	(0.01)	(0.17)
	Net realized and unrealized gains
	(losses) on investments	.71	0.13	0.56	1.16	(1.33)
Total from investment operations		.74	0.13	0.57	1.15	(1.50)
Distributions:	Dividends from investment income — net	(.05)	(0.01)	(0.02)	(0.00)[2]	—
Net asset value, end of period		9.05	8.36	8.24	7.69	6.54
Total Return (%) [3]		8.87	1.54	7.42	17.59	(18.66)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.53	2.54	2.35	2.69	3.48
Ratio of net expenses to average net assets		2.53	2.51	2.34	2.69	3.48
Ratio of net investment income (loss) to average net assets		.31	0.02	0.08	(0.17)	(1.05)
Portfolio turnover rate [4]		197	181	134	108	122

Net assets, end of year ($ x 1,000)		181	189	264	295	248

1 Based on average shares outstanding at each month end.

2 Amount represents less than $.01 per share.

3 Exclusive of sales charge.

4 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

12

			Year Ended December 31,
Class I1		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		8.56	8.43	7.86	6.68	8.18
Investment operations:	Investment income (loss) — net	.15	0.11	0.09	0.16	(0.16)
	Net realized and unrealized gains
	(losses) on investments	.71	0.14	0.58	1.05	(1.34)
Total from investment operations		.86	0.25	0.67	1.21	(1.50)
Distributions:	Dividends from investment income — net	(.28)	(0.12)	(0.10)	(0.03)	—
Net asset value, end of period		9.14	8.56	8.43	7.86	6.68
Total Return (%)		10.10	3.01	8.63	18.12	(18.34)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.38	1.36	1.35	2.62	19.52
Ratio of net expenses to average net assets		1.21	1.17	1.21	2.37	4.24
Ratio of net investment income (loss) to average net assets		1.62	1.38	1.21	0.01	(1.77)
Portfolio turnover rate [2]		197	181	134	108	122

Net assets, end of period ($ x 1,000)		46	54	59	72	11

1 On June 1, 2007, the fund’s Class R shares were redesignated Class I shares.

2 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

14

			Year Ended December 31,
Class T		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		8.81	8.68	8.09	6.88	8.17
Investment operations:	Investment income (loss) — net	.10	.05	.03	.21	(.37)
	Net realized and unrealized gains
	(losses) on investments	.74	.14	.62	1.00	(.92)
Total from investment operations		.84	.19	.65	1.21	(1.29)
Distributions:	Dividends from investment income — net	(.18)	(.06)	(.06)	(.00)[1]	—
Net asset value, end of period		9.47	8.81	8.68	8.09	6.88
Total Return (%) [2]		9.56	2.21	8.01	17.65	(15.79)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.96	2.15	2.02	3.18	14.63
Ratio of net expenses to average net assets		1.79	1.87	1.77	2.73	2.59
Ratio of net investment income (loss) to average net assets		1.06	.69	.66	(.29)	(.31)
Portfolio turnover rate [3]		197	181	134	108	122

Net assets, end of period ($ x 1,000)		57	35	35	36	13

1 Amount represents less than $.01 per share.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

Your Investment

SHAREHOLDER GUIDE

The classes of the fund offered by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Founders or Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and I shares of the fund. The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class I shares, is subject to a shareholder service fee. Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, I and T. The fund’s other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund’s share classes will vary.

Your Investment 15

SHAREHOLDER GUIDE (continued)

	Class A	Class C	Class T	Class I

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

16

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Founders funds or Dreyfus Premier funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.drey-fus.com and in the fund’s SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of Dreyfus Founders funds and certain Dreyfus Premier funds that are subject to a sales charge. For example, if you have $1 million invested in shares of Dreyfus Founders funds or certain Dreyfus Premier funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in Dreyfus Founders funds and certain Dreyfus Premier funds over a 13-month period, and your initial sales charge will be based on your goal.A 90-day back-dated period can also be used to count previous purchases toward your goal.
  Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

Your Investment 17

SHAREHOLDER GUIDE (continued)

  Combine with family members. You can also count toward the amount of your investment all investments in Dreyfus Founders funds or certain Dreyfus Premier funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent.
  Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “Purchase of Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Founders or any of its affiliates board members of Founders, the Dreyfus Founders funds and any funds managed by an affiliate of Founders full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Founders-managed fund, including the fund, or a Dreyfus-managed fund since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfusmanaged money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals or entities:

  employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-face="serif">qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfussponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

18

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered into an agreement with the fund’s distributor or a SEP-IRA

Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

Your Investment 19

SHAREHOLDER GUIDE (continued)

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund’s foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund’s investment performance.

Generally, when calculating the fund’s NAV, debt securities with remaining maturities of 60 days or less at the time of purchase are valued using the amortized cost method. All other investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when trading in a security has been suspended or when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Key concepts

Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A and Class T shares are subject to a front-end sales charge and Class B and Class C shares generally are subject to higher annual operating expenses and a CDSC.

20

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares
Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address written sell orders of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 21

SHAREHOLDER GUIDE (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the fund’s board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (“frequent trading”) that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

We monitor selected transactions to identify frequent trading.When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Founders, Dreyfus, and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

22

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the fund’s distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although the policy and these procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by us generally are not considered to be frequent trading.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

Your Investment 23

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends on a quarterly basis every March, June, September and December and capital gain distributions on an annual basis every December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

24

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting
Sweep	the dividends and distributions
from the fund into another
Dreyfus Founders fund or
Dreyfus Premier fund
(not available for IRAs).

For exchanging shares

Dreyfus	For making regular exchanges
Auto-Exchange	from the fund into another
Privilege	Dreyfus Founders fund or
Dreyfus Premier fund.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most funds.
There will be no CDSC on Class B or
Class C shares, as long as the
amount of any withdrawal does not
exceed, on an annual basis, 12% of
the greater of the account value at
the time of the first withdrawal
under the plan, or at the time of the
subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds, and Class B shares into Class B shares of General Money Market Fund, Inc.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements.You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 25

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

In Writing

TO OPEN AN ACCOUNT

Complete the application.

Mail your application and a check to:
Dreyfus Founders Funds, Inc.
Balanced Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Dreyfus Founders Funds, Inc.
Balanced Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:
- your name(s) and signature(s)
- your account number
- Balanced Fund
- the share class
- the dollar amount you want to sell
- how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide – Selling Shares").

Mail your request to:
Dreyfus Founders Funds, Inc.
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone

TO OPEN AN ACCOUNT

Wire Call us to request an account application and account number.
Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
- ABA# 011001234
- DDA# 046590
- EEC code 5660
- Balanced Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
- ABA# 011001234
- DDA# 046590
- EEC code 5660
- Balanced Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number if applicable

Electronic check Same as wire, but before your 14-digit account number insert "086" for Class A, "088" for Class C, "089" for Class I, or "090" for Class T.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. **1-800-554-4611.**
Make checks payable to: **Dreyfus Founders Funds, Inc.**

Key concepts

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

26

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)		
————	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit **www.dreyfus.com** to request your transaction.	**Wire** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit **www.dreyfus.com** to request your transaction. A check will be sent to the address of record.
Automatically		
With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.	**All services** Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

Your Investment 27

28

NOTES

For More Information

Dreyfus Founders Balanced Fund
A series of Dreyfus Founders Funds, Inc.
SEC file number: 811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio managers discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference and legally considered a part of this prospectus.

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center - Dreyfus Mutual Funds - Mutual Fund Total Holdings.This information will be posted on the last day of the month following the month for which such information is applicable, unless the month for which such information is applicable is the last month of a calendar quarter, in which case the information will be posted fifteen days following the end of the quarter. This information will remain accessible at least until the date on which the fund files a Form N-Q or Form N-CSR with the SEC for the period that includes the date as of which the website information is current. A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611

By mail Write to:
Dreyfus Founders Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
http://www.sec.gov
You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC
(for information, call 1-202-942-8090) or by E-mail request to
publicinfo@sec.gov, or by writing to the SEC’s Public
Reference Section, Washington, DC 20549-0102.
Dreyfus Founders Funds are managed by
Founders Asset Management LLC.
Founders and Founders Funds are registered trademarks of
Founders Asset Management LLC.

© 2007 MBSC Securities Corporation

Founders Discovery 0182P1007
10/2/07

Dreyfus Founders
Discovery Fund

Pursuing capital appreciation through investments
in stocks of small-cap growth companies

PROSPECTUS May 1, 2007
(as supplemented through October 10, 2007)

Class A, B, C, I and T Shares

The Fund

Dreyfus Founders Discovery Fund

Ticker Symbols	Class A:	FDIDX
	Class B:	FDIEX
	Class C:	FDICX
	Class I:	FDIRX
	Class T:	FDITX

Contents

The Fund

Investment Approach	Inside cover
Main Risks	1
Past Performance	2
Expenses	3
More About Investment Objective,
Strategies and Risks	4
Management	7
Financial Highlights	9

Your Investment

Shareholder Guide	14
Distributions and Taxes	24
Services for Fund Investors	25
Instructions for Regular Accounts	26
Instructions for IRAs	28

For More Information

See back cover.

INVESTMENT APPROACH

The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in small and relatively unknown companies with high growth potential. The fund will normally invest at least 65% of its total assets in common stocks of small-cap companies. The fund also may invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities.

Founders Asset Management LLC (Founders) manages the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection.We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry or sector weightings.

For more information on the securities held by the fund, see “For More Information — Portfolio Holdings.”

MAIN RISKS

The principal risk of investing in this fund are:

  Small company risk. Small companies involve substantially greater risks of loss and price fluctuations than larger and more established companies.
  Small companies may be in the early stages of development; may have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies.This means that the fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
  Sector risk. The fund may overweight or underweight certain market sectors relative to its benchmark index, which may cause the fund’s performance to be more or less sensitive to developments affecting those sectors.
  Initial public offerings. The fund may purchase securities of companies in initial public offerings (“IPOs”). The number of IPOs brought to market, and the prices at which the newly issued stocks trade, are affected by the performance of the stock market as a whole. When IPOs are brought to market, the fund may not be able to purchase as many shares as it would like, or any at all, due to limited availability.The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.
  Foreign investment risk. Investments in foreign securities involve different risks than U.S. investments, including less trading volume and liquidity, increased volatility, fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets, and can cause the fund to lose money on its investments. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.

Key concepts

Growth companies: companies whose earnings are expected to grow faster than the overall market.

Small-cap companies: generally, those which, at the time of purchase, have market capitalizations equal to or less than the market capitalization of the largest company included in the Russell 2000 Growth Index.

The Fund 1

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund.The bar chart shows the fund’s Class A performance from year to year.The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

The following table compares the performance of each share class to the performance of an appropriate broad-based index. The fund’s returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions.The returns of the index account for both change in security price and reinvestment of dividends, do not reflect the impact of taxes, and do not reflect the costs of managing a mutual fund. You may not invest directly in the index. Past performance, both before and after taxes, is no guarantee of future results.

Average annual total returns as of 12/31/06

			Since
Share class	1 Year	5 Years	inception [1]

Class A
returns before taxes	-0.96%	-0.10%	-4.00%
Class A
returns after taxes
on distributions	-0.96%	-0.10%	-4.31%
Class A
returns after taxes
on distributions and
sale of fund shares	-0.62%	-0.08%	-3.47%

Class B
returns before taxes	-0.50%	-0.39%	-3.94%

Class C
returns before taxes	3.24%	0.18%	-4.03%

Class I
returns before taxes	5.36%	1.38%	-2.93%

Class T
returns before taxes	-0.07%	-0.25%	-4.23%

Russell 2000
Growth Index [2]	13.35%	6.93%	-0.23%

1 Inception date 12/31/99.

2 The Russell 2000 Growth Index measures the performance of stocks of companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values.The Russell 2000 Index is a widely recognized unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2

EXPENSES

As a fund shareholder, you pay	certain fees and
expenses in connection with the fund, which are
described in the tables below.

Fee table
		Class A	Class B1	Class C	Class I	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price		5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less		none [2]	4.00	1.00	none	none [2]

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees		0.94	0.94	0.94	0.94	0.94
Rule 12b-1 fee		none	0.75	0.75	none	0.25
Shareholder services fee		0.25	0.25	0.25	none	0.25
Other expenses		0.32	0.70	0.42	0.32	0.40

Total annual fund operating expenses		1.51	2.64	2.36	1.26	1.84

1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$720	$1,025	$1,351	$2,273
Class B
with redemption	$667	$1,120	$1,600	$2,445*
without redemption	$267	$820	$1,400	$2,445*
Class C
with redemption	$339	$736	$1,260	$2,696
without redemption	$239	$736	$1,260	$2,696
Class I	$128	$402	$692	$1,523
Class T	$628	$1,003	$1,401	$2,511

* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Fund 3

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other Portfolio Investments and Strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively,ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes.The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used.The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities

4

and Exchange Commission (SEC).The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies.The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund’s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares.To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%.A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year.The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

The Fund 5

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS (continued)

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Stock market risk. The market value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  Company risk. The stocks in the fund’s portfolio may not perform as expected. Factors that can negatively affect a particular stock’s price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
  Opportunity risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.
  Investment style risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund’s growth style of investing, and the fund’s returns may vary considerably from other equity funds using different investment styles. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.
  Recoveries in Securities Litigation Proceedings. The historical performance record of the fund has benefited from amounts received by the fund from the settlement of class action lawsuits against certain issuers of securities in which the fund had invested. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.
  Additional foreign risk. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.

6

MANAGEMENT

Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt.Additional information is available at www.bnymellon.com.

In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2006 was 0.94% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2006.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager.Through participation in the team process, the portfolio manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

B. Randall Watts, Jr. is the portfolio manager for the fund. Mr.Watts is a chartered financial analyst who has been the portfolio manager of the fund and an employee of Founders since August 2006. He also is a senior vice president at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been employed since 2001. For ten years prior to joining The Boston Company, Mr. Watts was a director and portfolio manager with Westfield Capital Management.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Fund 7

MANAGEMENT (continued)

Distributor

The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s pre-clearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the five years ended December 31, 2006. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The financial information has been audited by PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm during these periods, whose report and the fund’s financial statements are included in the fund’s 2006 annual report, which is available upon request.

			Year Ended December 31,
Class A		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		28.63	28.82	26.04	19.09	28.50
Investment operations:	Investment (loss) — net	(.35) [1]	(0.28) [1]	(0.64)	(0.36)	(0.31)
	Net realized and unrealized gain
	(loss) on investments	1.81	0.09	3.42	7.31	(9.10)
Total from investment operations		1.46	(0.19)	2.78	6.95	(9.41)
Net asset value, end of period		30.09	28.63	28.82	26.04	19.09
Total Return (%) [2]		5.10	(0.66)	10.68	36.41	(33.02)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.51	1.47	1.38	1.50	1.35
Ratio of net expenses to average net assets		1.51	1.45	1.37	1.50	1.35
Ratio of net investment (loss) to average net assets		(1.15)	(1.09)	(1.11)	(1.25)	(1.08)
Portfolio turnover rate [3]		202	160	98	130	128

Net assets, end of period ($ x 1,000)		35,719	45,092	65,763	79,630	67,184

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 9

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class B		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		27.10	27.55	25.12	18.60	28.03
Investment operations:	Investment (loss) — net	(.61) [1]	(0.54) [1]	(1.07)	(0.81)	(0.69)
	Net realized and unrealized gain
	(loss) on investments	1.55	0.09	3.50	7.33	(8.74)
Total from investment operations		.94	(0.45)	2.43	6.52	(9.43)
Net asset value, end of period		28.04	27.10	27.55	25.12	18.60
Total Return (%) [2]		3.51	(1.63)	9.67	35.05	(33.64)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.64	2.44	2.30	2.56	2.26
Ratio of net expenses to average net assets		2.64	2.43	2.29	2.56	2.26
Ratio of net investment (loss) to average net assets		(2.28)	(2.06)	(2.03)	(2.31)	(1.98)
Portfolio turnover rate [3]		202	160	98	130	128

Net assets, end of period ($ x 1,000)		1,344	13,964	18,795	21,009	18,804

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

10

			Year Ended December 31,
Class C		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		27.14	27.27	25.14	18.60	28.05
Investment operations:	Investment (loss) — net	(.56) [1]	(0.50) [1]	(1.53)	(0.94)	(0.86)
	Net realized and unrealized gain
	(loss) on investments	1.71	0.07	3.96	7.48	(8.59)
Total from investment operations		1.15	(0.43)	2.43	6.54	(9.45)
Net asset value, end of period		28.29	27.14	27.57	25.14	18.60
Total Return (%) [2]		4.24	(1.56)	9.67	35.16	(33.69)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.36	2.36	2.28	2.52	2.27
Ratio of net expenses to average net assets		2.36	2.35	2.27	2.52	2.26
Ratio of net investment (loss) to average net assets		(2.01)	(1.98)	(2.01)	(2.28)	(1.99)
Portfolio turnover rate [3]		202	160	98	130	128

Net assets, end of period ($ x 1,000)		2,981	4,391	6,668	8,352	7,794

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class I1		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		29.11	29.22	26.32	19.23	28.64
Investment operations:	Investment (loss) — net	(0.27) [2]	(0.24) [2]	(0.24)	(0.17)	(0.18)
	Net realized and unrealized gain
	(loss) on investments	1.83	0.13	3.14	7.26	(9.23)
Total from investment operations		1.56	(0.11)	2.90	7.09	(9.41)
Net asset value, end of period		30.67	29.11	29.22	26.32	19.23
Total Return (%)		5.36	(0.38)	11.02	36.87	(32.86)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.26	1.18	1.11	1.21	1.10
Ratio of net expenses to average net assets		1.26	1.17	1.10	1.21	1.10
Ratio of net investment (loss) to average net assets		(0.91)	(0.80)	(0.83)	(0.96)	(0.82)
Portfolio turnover rate [3]		202	160	98	130	128

Net assets, end of period ($ x 1,000)		8,662	8,315	72,317	65,240	42,872

1 On June 1, 2007, the fund’s Class R shares were redesignated Class I shares.

2 Based on average shares outstanding at each month end.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

12

			Year Ended December 31,
Class T		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		27.91	28.18	25.55	18.79	28.24
Investment operations:	Investment (loss) — net	(0.45) [1]	(0.38) [1]	(0.65)	(0.31)	(0.54)
	Net realized and unrealized gain
	(loss) on investments	1.75	0.11	3.28	7.07	(8.91)
Total from investment operations		1.30	(0.27)	2.63	6.76	(9.45)
Net asset value, end of period		29.21	27.91	28.18	25.55	18.79
Total Return (%) [2]		4.66	(0.96)	10.29	35.98	(33.46)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.84	1.77	1.71	1.91	2.06
Ratio of net expenses to average net assets		1.84	1.76	1.70	1.90	2.06
Ratio of net investment (loss) to average net assets		(1.51)	(1.40)	(1.44)	(1.66)	(1.79)
Portfolio turnover rate [3]		202	160	98	130	128

Net assets, end of period ($ x 1,000)		168	1,187	1,648	1,788	1,291

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 13

Your Investment

SHAREHOLDER GUIDE

The classes of the fund offered by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Founders or Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and I shares of the fund. The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class I shares, is subject to a shareholder service fee. Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, I and T. The fund’s other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund’s share classes will vary.

14

	Class A	Class C	Class T	Class I

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Your Investment 15

SHAREHOLDER GUIDE (continued)

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

16

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Founders funds or Dreyfus Premier funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund’s SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of Dreyfus Founders funds or certain Dreyfus Premier funds that are subject to a sales charge. For example, if you have $1 million invested in shares of Dreyfus Founders funds or certain Dreyfus Premier funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in Dreyfus Founders funds or certain Dreyfus Premier funds over a 13-month period, and your initial sales charge will be based on your goal.A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all investments in Dreyfus Founders funds or certain Dreyfus Premier funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accu- mulation and goals under a letter of intent.Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “Purchase of Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Founders or any of its affiliates board members of Founders, the Dreyfus Founders funds and any funds managed by an affiliate of Founders full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

Your Investment 17

SHAREHOLDER GUIDE (continued)

  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Founders-managed fund, includ- ing the fund, or a Dreyfus-managed fund since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals or entities:

  employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus- sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

18

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered into an agreement with the fund’s distributor or a SEP-IRA

Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

Your Investment 19

SHAREHOLDER GUIDE (continued)

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund’s foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund’s investment performance.

Generally, when calculating the fund’s NAV, debt securities with remaining maturities of 60 days or less at the time of purchase are valued using the amortized cost method. All other investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when trading in a security has been suspended or when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Key concepts

Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A and Class T shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.

20

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer and Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares
Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• written sell orders of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 21

SHAREHOLDER GUIDE (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the fund’s board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (“frequent trading”) that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

We monitor selected transactions to identify frequent trading.When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Founders, Dreyfus, and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

22

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the fund’s distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although the policy and these procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by us generally are not considered to be frequent trading.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

Your Investment 23

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund other-wise.There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

24

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting
Sweep	the dividends and distributions
from the fund into another
Dreyfus Founders fund or
Dreyfus Premier fund
(not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange	For making regular exchanges from
Privilege	the fund into another Dreyfus
Founders fund or Dreyfus Premier
fund.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most funds.
There will be no CDSC on Class B or
Class C shares, as long as the
amount of any withdrawal does not
exceed, on an annual basis, 12% of
the greater of the account value at
the time of the first withdrawal
under the plan, or at the time of
the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds, and Class B shares into Class B shares of General Money Market Fund, Inc.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements.You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 25

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

In Writing

TO OPEN AN ACCOUNT

Complete the application.

Mail your application and a check to:
Dreyfus Founders Funds, Inc.
Discovery Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Dreyfus Founders Funds, Inc.
Discovery Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

- your name(s) and signature(s)
- your account number
- Discovery Fund
- the share class
- the dollar amount you want to sell
- how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide – Selling Shares").

Mail your request to:
Dreyfus Founders Funds, Inc.
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone

TO OPEN AN ACCOUNT

Wire Call us to request an account application and account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

- ABA# 011001234
- DDA# 046590
- EEC code 5660
- Discovery Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

- ABA# 011001234
- DDA# 046590
- EEC code 5660
- Discovery Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number, if applicable

Electronic check Same as wire, but before your 14-digit account number insert "182" for
Class A, "184" for Class C, "185" for Class I, or "186" for Class T.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. **1-800-554-4611.**
Make checks payable to: **Dreyfus Founders Funds, Inc.**

Key concepts

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

26

Your Investment 27

28

NOTES

For More Information

Dreyfus Founders Discovery Fund
A series of Dreyfus Founders Funds, Inc.
SEC file number: 811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio manager discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference and legally considered a part of this prospectus.

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.This information will be posted on the last day of the month following the month for which such information is applicable, unless the month for which such information is applicable is the last month of a calendar quarter, in which case the information will be posted fifteen days following the end of the quarter. This information will remain accessible at least until the date on which the fund files a Form N-Q or Form N-CSR with the SEC for the period that includes the date as of which the website information is current. A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to:
Dreyfus Founders Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

© 2007 MBSC Securities Corporation

0275P1007	Founders Equity Growth
10/2/07

Dreyfus Founders
Equity Growth Fund

Pursuing long-term growth of capital and income
through investments in growth companies

PROSPECTUS May 1, 2007
(as supplemented through October 10, 2007)

Class A, B, C, I and T Shares

Dreyfus Founders Equity Growth Fund

Ticker Symbols	Class A: FRMAX
Class B: FRMEX
Class C: FRMDX
	Class I:	FRMRX
	Class T:	FRMVX

Contents

The Fund

Investment Approach	1
Main Risks	2
Past Performance	3
Expenses	4
More About Investment Objective,
Strategies and Risks	5
Management	8
Financial Highlights	10

Your Investment

Shareholder Guide	15
Distributions and Taxes	24
Services for Fund Investors	25
Instructions for Regular Accounts	26
Instructions for IRAs	28

For More Information

See back cover.

The Fund

INVESTMENT APPROACH

The fund seeks long-term growth of capital and income. To pursue this goal, the fund primarily invests in common stocks of large, well-established and mature companies. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products, and services.

The fund normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the Standard & Poor’s 500 Index, or the Nasdaq Composite Index. This policy may not be changed unless at least 60 days’ prior written notice of the change is given to fund shareholders. While a significant portion of these stocks normally would be expected to pay regular dividends, the fund may invest in non-dividend-paying companies if they offer better prospects for capital appreciation.The fund may also invest up to 30% of its total assets in foreign securities.

The term “net assets” as used in the paragraph above includes fund borrowings made for investment purposes. The indexes listed in the paragraph above are examples of indexes considered to be widely recognized indexes of stock market performance.The stocks held by the fund may be included in other indexes also considered to be widely recognized indexes of stock market performance.

Founders Asset Management LLC (Founders) manages the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection.We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry or sector weightings.

For more information on the securities held by the fund, see “For More Information — Portfolio Holdings.”

The Fund 1

MAIN RISKS

The principal risks of investing in this fund are:

  Stock market risk. The market value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not Founders’ assessment of a company’s potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.
  Investment style risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.The market may not favor the fund’s growth style of investing, and the fund’s returns may vary considerably from other equity funds using different investment styles. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.
  Sector risk. The fund may overweight or underweight certain market sectors relative to its benchmark index, which may cause the fund’s performance to be more or less sensitive to developments affecting those sectors.
  Foreign investment risk. Investments in foreign securities involve different risks than U.S. investments, including less trading volume and liquidity, increased volatility, fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Key concepts

Growth companies: companies whose earnings are expected to grow faster than the overall market.

“Bottom-up” approach: choosing fund investments by analyzing the fundamentals of individual companies one at a time rather than focusing on broader market themes.

Large Companies: generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the stock market as a whole.

Dividend: a payment of stock or cash from a company’s profits to its stockholders.

2

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund.The bar chart shows the fund’s Class A performance from year to year.The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

The following table compares the performance of each share class to the performance of an appropriate broad-based index. The fund’s returns include applicable sales loads and reflect the reinvestment of dividends and capital gain distributions.The returns of the index account for both change in security price and reinvestment of dividends, do not reflect the impact of taxes, and do not reflect the costs of managing a mutual fund.You may not invest directly in the index. Past performance, both before and after taxes, is no guarantee of future results.

Average annual total returns as of 12/31/06[1]

			Since
Share class	1 Year	5 Years	inception [2]

Class A
returns before taxes	6.51%	3.10%	-3.72%
Class A
returns after taxes
on distributions	6.48%	3.08%	-3.93%
Class A
returns after taxes
on distributions and
sale of fund shares	4.27%	2.65%	-3.15%

Class B
returns before taxes	8.22%	3.28%	-3.40%

Class C
returns before taxes	11.24%	3.62%	-3.72%

Class I
returns before taxes	13.55%	4.32%	-2.64%

Class T
returns before taxes	7.28%	2.53%	-4.28%

Russell 1000
Growth Index [3]	9.07%	2.69%	-4.87%

1 The fund’s average annual total returns for Class T shares reflect the expense reimbursement described below under “Expenses.” 2Inception date 12/31/99.

3The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As a fund shareholder, you pay certain fees and
expenses in connection with the fund, which are
described in the tables below.

Fee table
		Class A	Class B [1]	Class C	Class I	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price		5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less		none [2]	4.00	1.00	none	none [2]

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees		0.65	0.65	0.65	0.65	0.65
Rule 12b-1 fee		none	0.75	0.75	none	0.25
Shareholder services fee		0.25	0.25	0.25	none	0.25
Other expenses		0.44	0.56	0.36	0.39	1.31

Total annual fund operating expenses	without reimbursements	1.34	2.21	2.01	1.04	2.46 [4]
Reimbursements		0.00	0.00	0.00	0.00 [3]	(0.64) [4]

Total annual fund operating expenses	with reimbursements	1.34	2.21	2.01	1.04	1.82 [4]

1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

3 Effective August 10, 2007, Founders has agreed to limit the total annual fund operating expenses of the Class I shares to 0.97% of the Class I average daily net assets, pursuant to a written contractual commitment. This commitment will extend through at least August 31, 2008, and will not be terminated without prior notice to the fund’s board of directors.

4 Founders agreed to reimburse (or to cause its affiliates to reimburse) the Class T share class for certain transfer agency expenses pursuant to a written contractual commitment. This commitment terminated on August 31, 2007.

Expense example

	1 Year	3 Years	5 Years	10 Years

Class A	$704	$975	$1,267	$2,095
Class B
with redemption	$624	$991	$1,385	$2,122*
without redemption	$224	$691	$1,185	$2,122*
Class C
with redemption	$304	$630	$1,083	$2,338
without redemption	$204	$630	$1,083	$2,338
Class I	$106	$331	$574	$1,271
Class T	$627	$1,124	$1,647	$3,074

* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only. For Class T, the 1-year example and the first year of the 3-year, 5-year, and 10-year examples are based on net fund operating expenses with reimbursements. The 3-year, 5-year, and 10-year examples are based on total annual fund operating expenses without reimbursements for each year after year one.

Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively,ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes.The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used.The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities

The Fund 5

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS (continued)

and Exchange Commission (SEC).The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies.The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund’s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares.To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%.A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year.The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

6

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Company risk. The stocks in the fund’s portfolio may not perform as expected. Factors that can negatively affect a particular stock’s price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
  Opportunity risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

The Fund 7

MANAGEMENT

Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2006 was 0.65% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2006.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager.Through participation in the team process, the portfolio manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

John B. Jares, vice president of investments and a chartered financial analyst, has been the portfolio manager of the fund since 2001. He is a portfolio manager at The Boston Company Asset Management, LLC, an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

8

Distributor

The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclear-ance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the five years ended December 31, 2006. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm during these periods, whose report and the fund’s financial statements are included in the fund’s 2006 annual report, which is available upon request.

			Year Ended December 31,
Class A		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of year		5.07	4.86	4.49	3.44	4.66
Investment operations:	Investment income (loss) — net	.00 [1,2]	(0.00) [1]	0.02	0.03	(0.02)
	Net realized and unrealized gain
	(loss) on investments	.66	0.22	0.36	1.02	(1.20)
Total from investment operations		.66	0.22	0.38	1.05	(1.22)
Distributions:	Dividends from investment income — net	(.01)	(0.01)	(0.01)	—	—
Net asset value, end of period		5.72	5.07	4.86	4.49	3.44
Total Return (%) [3]		13.02	4.46	8.54	30.52	(26.18)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.34	1.35	1.26	1.49	1.87
Ratio of net expenses to average net assets		1.34	1.33	1.25	1.48	1.87
Ratio of net investment income (loss) to average net assets		.00 [4]	(0.09)	0.38	(0.25)	(0.67)
Portfolio turnover rate [5]		110	126	115	123	152

Net assets, end of period ($ x 1,000)		4,399	1,266	1,180	935	378

1 Amount represents less than $.01 per share.

2 Based on average shares outstanding at each month end.

3 Exclusive of sales charge.

4 Amount represents less than .01%.

5 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

10

			Year Ended December 31,
Class B		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of year		4.91	4.74	4.40	3.40	4.61
Investment operations:	Investment (loss) — net	(.05) [1]	(0.04) [1]	(0.00) [2]	(0.01)	(0.05)
	Net realized and unrealized gain
	(loss) on investments	.65	0.21	0.34	1.01	(1.16)
Total from investment operations		.60	0.17	0.34	1.00	(1.21)
Net asset value, end of period		5.51	4.91	4.74	4.40	3.40
Total Return (%) [3]		12.22	3.59	7.73	29.41	(26.25)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.21	2.19	2.01	2.30	2.14
Ratio of net expenses to average net assets		2.21	2.18	2.00	2.30	2.14
Ratio of net investment (loss) to average net assets		(.93)	(0.97)	(0.34)	(1.08)	(0.95)
Portfolio turnover rate [4]		110	126	115	123	152

Net assets, end of period ($ x 1,000)		1,046	1,453	2,110	1,709	1,013

1 Based on average shares outstanding at each month end.

2 Amount represents less than .01% per share.

3 Exclusive of sales charge.

4 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class C		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of year		4.82	4.66	4.32	3.34	4.55
Investment operations:	Investment income (loss) — net	(.03) [1]	(0.03) [1]	0.04	0.04	(0.07)
	Net realized and unrealized gain
	(loss) on investments	.62	0.20	0.30	0.94	(1.14)
Total from investment operations		.59	0.17	0.34	0.98	(1.21)
Distributions:	Dividends from investment income — net	—	(0.01)	—	—	—
Net asset value, end of period		5.41	4.82	4.66	4.32	3.34
Total Return (%) [2]		12.24	3.68	7.87	29.34	(26.59)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.01	1.98	1.99	2.29	3.02
Ratio of net expenses to average net assets		2.01	1.96	1.99	2.28	2.76
Ratio of net investment (loss) to average net assets		(.69)	(0.72)	(0.24)	(1.04)	(1.55)
Portfolio turnover rate [3]		110	126	115	123	152

Net assets, end of period ($ x 1,000)		3,759	2,012	571	357	186

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

12

			Year Ended December 31,
Class I1		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of year		5.13	4.91	4.53	3.47	4.74
Investment operations:	Investment income (loss) — net	.01 [2]	0.01 [2]	0.03	0.06	(0.08)
	Net realized and unrealized gain
	(loss) on investments	.69	0.22	0.37	1.00	(1.19)
Total from investment operations		.70	0.23	0.40	1.06	(1.27)
Distributions:	Dividends from investment income — net	(.01)	(0.01)	(0.02)	—	—
Net asset value, end of period		5.82	5.13	4.91	4.53	3.47
Total Return (%)		13.55	4.78	8.88	30.55	(26.79)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.04	1.10	1.00	1.35	4.68
Ratio of net expenses to average net assets		1.04	1.09	1.00	1.35	2.95
Ratio of net investment income to average net assets		.21	0.15	0.54	(0.12)	(1.78)
Portfolio turnover rate [3]		110	126	115	123	152

Net assets, end of period ($ x 1,000)		97	270	247	211	57

1 On June 1, 2007, the fund’s Class R shares were redesignated Class I shares.

2 Based on average shares outstanding at each month end.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class T		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of year		4.85	4.72	4.38	3.39	4.60
Investment operations:	Investment (loss) — net	(.03) [1]	(0.05) [1]	(0.01)	(0.23)	(0.30)
	Net realized and unrealized gain
	(loss) on investments	.63	0.18	0.25	1.22	(0.91)
Total from investment operations		.60	0.13	0.24	0.99	(1.21)
Payment by Service Provider		—	—	0.10 [2]	—	—
Net asset value, end of period		5.45	4.85	4.72	4.38	3.39
Total Return (%) [3]		12.37	2.75	7.76	29.20	(26.30)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.46	2.59	1.90	2.27	3.71
Ratio of net expenses to average net assets		1.82	2.15	1.90	2.26	2.46
Ratio of net investment (loss) to average net assets		(.48)	(0.98)	(0.29)	(1.11)	(1.29)
Portfolio turnover rate [4]		110	126	115	123	152
Net assets, end of period ($ x 1,000)		12	8	32	30	33

1 Based on average shares outstanding at each month end.

2 A service provider reimbursed the fund’s Class T shares for losses resulting from certain shareholder adjustments which otherwise would have reduced total return by 2.28% .

3 Exclusive of sales charge.

4 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

14

Your Investment

SHAREHOLDER GUIDE

The classes of the fund offered by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Founders or Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and I shares of the fund. The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class I shares, is subject to a shareholder service fee. Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, I and T. The fund’s other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund’s share classes will vary.

Your Investment 15

SHAREHOLDER GUIDE (continued)

	Class A	Class C	Class T	Class I

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

16

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Founders funds or Dreyfus Premier funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund’s SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of Dreyfus Founders funds and certain Dreyfus Premier funds that are subject to a sales charge. For example, if you have $1 million invested in shares of Dreyfus Founders funds or certain Dreyfus Premier funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in Dreyfus Founders funds and certain Dreyfus Premier funds over a 13-month period, and your initial sales charge will be based on your goal.A 90-day back-dated period can also be used to count previous purchases toward your goal.Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

Your Investment 17

SHAREHOLDER GUIDE (continued)

  Combine with family members. You can also count toward the amount of your investment all investments in Dreyfus Founders funds or certain Dreyfus Premier funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent.Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Founders or any of its affiliates board members of Founders, the Dreyfus Founders funds and any funds managed by an affiliate of Founders full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Founders-managed fund, including the fund, or a Dreyfus-managed fund since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options

  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

In addition, on August 10, 2007, the Dreyfus Founders Growth Fund (the Growth Fund) completed a reorganization into the fund. In connection with this reorganization, former Class F shareholders of Growth Fund received Class A shares of the fund. No sales charge or CDSC will be imposed on a subsequent investment in or redemption of Class A shares of the fund by former Class F shareholders of the Growth Fund.

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals or entities:

  employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

18

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered into an agreement with the fund’s distributor or a SEP-IRA

Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

Your Investment 19

SHAREHOLDER GUIDE (continued)

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund’s foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund’s investment performance.

Generally, when calculating the funds’ NAV, debt securities with remaining maturities of 60 days or less at the time of purchase are valued using the amortized cost method. All other investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when trading in a security has been suspended or when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Key concepts

Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A and Class T shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.

20

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

if you send a written request to sell such shares,
the fund may delay sending the proceeds for up
to eight business days following the purchase of
those shares

  the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares
Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address written sell orders of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 21

SHAREHOLDER GUIDE (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the fund’s board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (“frequent trading”) that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

We monitor selected transactions to identify frequent trading.When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Founders, Dreyfus, and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

22

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the fund’s distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although the policy and these procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by us generally are not considered to be frequent trading.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

Your Investment 23

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund other-wise.There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

24

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting
Sweep	the dividends and distributions
from the fund into another
Dreyfus Founders fund or
Dreyfus Premier fund
(not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange	For making regular exchanges from
Privilege	the fund into another Dreyfus
Founders fund or Dreyfus Premier
fund.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most funds.
There will be no CDSC on Class B or
Class C shares, as long as the
amount of any withdrawal does not
exceed, on an annual basis, 12% of
the greater of the account value at
the time of the first withdrawal
under the plan, or at the time of
the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds, and Class B shares into Class B shares of General Money Market Fund, Inc.

In addition, former Class F shareholders of the Growth Fund may exchange their Class A shares of the fund for Class F shares of the fund or other funds in the Dreyfus Founders Family of Funds.

You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements.You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 25

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

In Writing

TO OPEN AN ACCOUNT

Complete the application.

Mail your application and a check to:
Dreyfus Founders Funds, Inc.
Equity Growth Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Dreyfus Founders Funds, Inc.
Equity Growth Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

- your name(s) and signature(s)
- your account number
- Equity Growth Fund
- the share class
- the dollar amount you want to sell
- how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide – Selling Shares").

Mail your request to:
Dreyfus Founders Funds, Inc.
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone

TO OPEN AN ACCOUNT

Wire Call us to request an account application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

- ABA# 011001234
- DDA# 046485
- EEC code 5650
- Equity Growth Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

- ABA# 011001234
- DDA# 046485
- EEC code 5650
- Equity Growth Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number if applicable

Electronic check Same as wire, but before your 14-digit account number insert "275" for Class A, "277" for Class C, "278" for Class I, or "279" for Class T.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. **1-800-554-4611.**
Make checks payable to: **Dreyfus Founders Funds, Inc.**

Key concepts

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

26

Your Investment 27

28

NOTES

For More Information

Dreyfus Founders Equity Growth Fund
A series of Dreyfus Founders Funds, Inc.
SEC file number: 811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio manager discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.drey-fus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference and legally considered a part of this prospectus.

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings.This information will be posted on the last day of the month following the month for which such information is applicable, unless the month for which such information is applicable is the last month of a calendar quarter, in which case the information will be posted fifteen days following the end of the quarter. This information will remain accessible at least until the date on which the fund files a Form N-Q or Form N-CSR with the SEC for the period that includes the date as of which the website information is current. A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to:
Dreyfus Founders Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

© 2007 MBSC Securities Corporation

Founders IntEquity0360P1007
10/5/07

Dreyfus Founders International Equity Fund
Pursuing long-term growth of capital through investments in foreign securities
P R O S P E C T U S May 1, 2007 (as supplemented through October 10, 2007)

Class A, B, C, I and T Shares

The	Fund

Dreyfus Founders International Equity Fund

Ticker Symbols	Class A:	FOIAX
	Class B:	FOIDX
	Class C:	FOICX
	Class I:	FOIRX
	Class T:	FOIUX

Contents

The Fund

Investment Approach	Inside cover
Main Risks	1
Past Performance	2
Expenses	3
More About Investment Objective,
Strategies and Risks	5
Management	8
Financial Highlights	10

Your Investment

Shareholder Guide	15
Distributions and Taxes	27
Services for Fund Investors	28
Instructions for Regular Accounts	29
Instructions for IRAs	31

For More Information

See back cover.

International Equity Fund is closed to new investors (see section entitled “Shareholder Guide — Fund Closed to New Investors” for more information).

I N V E S T M E N T A P P R O A C H

The fund, an international fund, seeks long-term growth of capital.To pursue this goal, the fund normally invests at least 80% of its net assets in foreign equity securities from a minimum of three countries outside the United States, including both established and emerging economies. The fund’s policy of normally investing at least 80% of its net assets in foreign equity securities may not be changed unless at least 60 days’ prior written notice of the change is given to fund shareholders. The fund will not invest more than 50% of its assets in the securities of any one foreign country. Although the fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S.-based companies.

The term “net assets” as used in the paragraph above includes fund borrowings made for investment purposes.

Founders Asset Management LLC (Founders) manages the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection.We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry sector or country weightings.

For more information on the securities held by the fund, see “For More Information – Portfolio Holdings.”

M A I N R I S K S

The principal risks of investing in this fund are:

  Foreign investment risk. Investments in foreign securities involve different risks than U.S. investments.These risks include:
  Market risk. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.
  Regulatory risk. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are generally less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.
  Currency risk. The fund’s assets are invested primarily in foreign securities. Since substantially all of its revenue is received in foreign currencies, the fund’s net asset value will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities.The fund pays dividends, if any, in U.S. dollars and incurs currency conversion costs.
  Political risk. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of cash or other assets of the fund; and political, economic, or social instability.
  Country and sector allocation risk. While the portfolio manager uses the country and sector weightings of the Fund’s benchmark index as a guide in structuring the Fund’s portfolio, he may overweight or underweight certain countries or sectors relative to the index. This may cause the Fund’s performance to be more or less sensitive to developments affecting those countries or sectors.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates).The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and can cause the fund to lose money on its investments.
  Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.

Key concepts

International fund: a type of mutual fund that generally invests in securities traded anywhere in the world, except the United States.

Growth companies: companies whose earnings are expected to grow faster than the overall market.

Foreign securities: securities of issuers, wherever organized, that have their principal business activities outside of the United States. Founders considers where the issuer’s assets are located, whether the majority of the issuer’s gross income is earned outside of the United States, or whether the issuer’s principal stock exchange listing is outside of the United States.

T h e F u n d 1

P A S T P E R F O R M A N C E

The following information illustrates the risks of investing in the fund.The bar chart shows the fund’s Class A performance from year to year.The performance figures do not reflect sales loads, and would be lower if they did.All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

Best Quarter:	Q4 ’03	+17.83%
Worst Quarter:	Q3 ’02	-22.45%

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. The fund’s returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions.The returns of the indexes account for both change in security price and reinvestment of dividends, do not reflect the impact of taxes, and do not reflect the costs of managing a mutual fund.You may not invest directly in these indexes. Past performance, both before and after taxes, is no guarantee of future results.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Average annual total returns as of 12/31/061

			Since
Share class	1 Year	5 Years	inception [2]

Class A
returns before taxes	18.00%	10.12%	-1.05%

Class A
returns after taxes
on distributions	18.07%	10.05%	-1.63%

Class A
returns after taxes
on distributions and
sale of fund shares	12.08%	8.84%	-1.19%

Class B
returns before taxes	20.32%	10.36%	-0.85%

Class C
returns before taxes	23.32%	10.60%	-0.98%

Class I
returns before taxes	25.54%	11.81%	0.09%

Class T
returns before taxes	19.33%	10.18%	-1.10%

Morgan Stanley Capital
International World
ex U.S. Index [3]	25.71%	15.25%	4.76%

Morgan Stanley Capital
International World
ex U.S. Growth Index [3]	22.12%	12.73%	0.43%

1 The fund’s average annual total returns reflect the expense limitation described below under “Expenses.”

2 Inception date 12/31/99.

3 The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States.The MSCI World ex U.S. Growth Index measures global developed market equity performance of growth securities outside of the United States.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

2

E X P E N S E S

As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table [1]
	Class A	Class B [2]	Class C	Class I	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none [3]	4.00	1.00	none	none [3]
Maximum redemption fee [4]
% of transaction amount	1.00	1.00	1.00	1.00	1.00
Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees [5]	0.75	0.75	0.75	0.75	0.75
Rule 12b-1 fee	none	0.75	0.75	none	0.25
Shareholder services fee	0.25	0.25	0.25	none	0.25
Other expenses	0.94	1.11	0.94	1.10	1.17

Expense reimbursement [6]	(0.52)	(0.69)	(0.52)	(0.68)	(0.75)

Total annual fund operating expenses [6]	1.42	2.17	2.17	1.17	1.67

1 The expense information in the fee table has been restated to reflect current fees.

2 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

3 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

4 Charged only on shares purchased on or after December 1, 2007, and held for less than 60 days. Shares of the Dreyfus Premier International Equity Fund received in the proposed reorganization (discussed below under “Your Investment — Shareholder Guide — Proposed Reorganization”) in exchange for fund shares purchased on or after Decemeber 1, 2007 and redeemed or exchanged within 60 days of purchase will be subject to the Dreyfus Premier International Equity Fund’s 2% redemption fee.

5 Subject to the completion of the proposed reorganization, for the period of September 14, 2007 through September 13, 2008, Founders has agreed to waive an additional 25% of its management fee for the fund. Founders previously had agreed to permanently waive the portion of its management fee that exceeds 0.75% of the fund’s average daily net assets.As a result of this additional waiver, the fund’s management fee during this period is expected to be approximately 0.56% of the fund’s average daily net assets.This additional waiver will end on September 14, 2008, and on that date the 0.75% management fee shown above will again be in effect. This waiver will not change Founders’ agreement to permanently limit the fund’s total annual fund operating expenses as described in the next footnote.As a result, the fund’s total annual fund operating expenses may not be reduced by the full amount of the additional management fee waiver.

6 Founders has agreed to permanently limit the total expenses of the fund pursuant to a written contractual commitment so that total annual fund operating expenses will not exceed Class A — 1.40%; Class B and C — 2.15%; Class I — 1.15% and Class T — 1.65% .These expense limits are net of brokerage offsets and credits earned on cash balances held by the fund’s custodian.The total annual fund operating expenses shown above are not net of these offsets and credits.

T h e F u n d 3

E X P E N S E S (continued)

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$709	$993	$1,297	$2,158
Class B
with redemption	$618	$973	$1,354	$2,117*
without redemption	$218	$673	$1,154	$2,117*
Class C
with redemption	$318	$673	$1,154	$2,483
without redemption	$218	$673	$1,154	$2,483
Class I	$117	$365	$633	$1,398
Class T	$610	$947	$1,307	$2,317

* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. These examples are based on total annual fund operating expenses, which reflect Founders’ permanent management fee waiver and expense limitation.

Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

M O R E A B O U T I N V E S T M E N T O B J E C T I V E , S T R A T E G I E S A N D R I S K S

This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively,ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes.The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used.The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

T h e F u n d 5

M O R E A B O U T I N V E S T M E N T O B J E C T I V E , S T R A T E G I E S A N D R I S K S (continued)

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities and Exchange Commission (SEC).The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies.The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund’s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares.To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%.A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year.The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

6

More about risk

Like all investments in securities, you risk losing money by investing in the fund.The fund’s investments are subject to changes in their value from a number of factors.

  Emerging markets risk. The fund may invest in emerging markets.These are markets in countries that are considered to be in the initial stages of the industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.
  Additional foreign risk. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.
  Stock market risk. The market value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  Company risk. The stocks in the fund’s portfolio may not perform as expected. Factors that can negatively affect a particular stock’s price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
  Opportunity risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.
  Investment style risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund’s growth style of investing, and the fund’s returns may vary considerably from other equity funds using different investment styles. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

T h e F u n d 7

M A N A G E M E N T

Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt.Additional information is available at www.bnymellon.com.

In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2006 was 0.75% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2006.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager.Through participation in the team process, the portfolio manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

William S. Patzer, a chartered financial analyst, has been the portfolio manager of the fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (The Boston Company), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for the Global Value Fund at Merrill Lynch Investment Managers from 1997 to 2003.While at Merrill Lynch, he also was a senior fund analyst.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

8

Distributor

The fund’s distributor is MBSC Securities Corpo-ration.The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclear-ance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

T h e F u n d 9

F I N A N C I A L H I G H L I G H T S

The following tables describe the performance of each share class for the five years ended December 31, 2006. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The financial information has been audited by PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm during these periods, whose report and the fund’s financial statements are included in the fund’s 2006 annual report, which is available upon request.

			Year Ended December 31,
Class A		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		13.44	11.90	9.77	7.19	10.03
Investment operations:	Investment income — net	.11[1]	.12[1]	.08[1]	.06	.01
	Net realized and unrealized
	gain (loss) on investments	3.28	1.54	2.14	2.59	(2.84)
Total from investment operations		3.39	1.66	2.22	2.65	(2.83)
Distributions:	Dividends from investment income — net	(.13)	(.12)	(.09)	(.07)	(.01)
Net asset value, end of period		16.70	13.44	11.90	9.77	7.19
Total Return (%) [2]		25.20	13.93	22.69	36.84	(28.19)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.94	2.15	2.05	2.48	2.18
Ratio of net expenses to average net assets		1.40	1.40	1.40	1.40	1.40
Ratio of net investment income to average net assets		.75	.94	.74	.80	.13
Portfolio turnover rate [3]		79	54	85	144	220
Net assets, end of period ($ x 1,000)		29,972	25,519	25,076	22,432	18,217

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

10

			Year Ended December 31,
Class B		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		13.12	11.63	9.55	7.03	9.87
Investment operations:	Investment income (loss) — net	.01[1]	.02[1]	.00 [1,2]	(.08)	(.11)
	Net realized and unrealized
	gain (loss) on investments	3.18	1.49	2.08	2.61	(2.73)
Total from investment operations		3.19	1.51	2.08	2.53	(2.84)
Distributions:	Dividends from investment income — net	—	(.02)	—	(.01)	—
Net asset value, end of period		16.31	13.12	11.63	9.55	7.03
Total Return (%) [3]		24.32	13.02	21.78	35.95	(28.77)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.86	3.04	2.85	3.32	2.91
Ratio of net expenses to average net assets		2.15	2.15	2.15	2.15	2.15
Ratio of net investment income (loss) to average net assets		.05	.21	.00	.07	(.61)
Portfolio turnover rate [4]		79	54	85	144	220
Net assets, end of period ($ x 1,000)		1,025	1,966	2,281	2,372	2,201

1 Based on average shares outstanding at each month end.

2 Amount represents less than $.01 per share.

3 Exclusive of sales charge.

4 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

T h e F u n d 11

F I N A N C I A L H I G H L I G H T S (continued)

			Year Ended December 31,
Class C		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		13.09	11.61	9.53	7.02	9.86
Investment operations:	Investment income (loss) — net	(.00) [1,2]	0.02 [1]	0.00 [1,2]	(0.26)	(0.29)
	Net realized and unrealized gain
	(loss) on investments	3.18	1.50	2.08	2.77	(2.55)
Total from investment operations		3.18	1.52	2.08	2.51	(2.84)
Distributions:	Dividends from investment income — net	(.02)	(0.04)	—	—	—
Net asset value, end of period		16.25	13.09	11.61	9.53	7.02
Total Return (%) [3]		24.32	13.05	21.83	35.76	(28.80)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.69	2.94	2.87	3.25	3.11
Ratio of net expenses to average net assets		2.15	2.15	2.15	2.15	2.15
Ratio of net investment income (loss) to average net assets		(.02)	0.14	0.03	0.08	(0.63)
Portfolio turnover rate [4]		79	54	85	144	220

Net assets, end of period ($ x 1,000)		710	584	476	482	532

1 Based on average shares outstanding at each month end.

2 Amount represents less than $.01 per share.

3 Exclusive of sales charge.

4 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

12

			Year Ended December 31,
Class I1		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		13.57	12.01	9.82	7.22	10.08
Investment operations:	Investment income (loss) — net	.13 [2]	.14 [2]	.13 [2]	.09	.02
	Net realized and unrealized gain
	(loss) on investments	3.34	1.57	2.17	2.60	(2.85)
Total from investment operations		3.47	1.71	2.30	2.69	(2.83)
Distributions:	Dividends from investment income — net	(.17)	(.15)	(.11)	(.09)	(.03)
Net asset value, end of period		16.87	13.57	12.01	9.82	7.22
Total Return (%)		25.54	14.22	23.45	37.27	(28.10)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.85	3.35	1.65	1.95	1.71
Ratio of net expenses to average net assets		1.15	1.15	1.15	1.15	1.15
Ratio of net investment income (loss) to average net assets		.89	1.15	1.21	1.03	.27
Portfolio turnover rate [3]		79	54	85	144	220

Net assets, end of period ($ x 1,000)		214	70	66	3,146	2,470

1 On June 1, 2007, the fund’s Class R shares were redesignated Class I shares.

2 Based on average shares outstanding at each month end.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

T h e F u n d 13

F I N A N C I A L H I G H L I G H T S (continued)

			Year Ended December 31,
Class T		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		13.37	11.84	9.70	7.14	9.97
Investment operations:	Investment income (loss) — net	.08 [1]	.08 [1]	.06 [1]	.00 [2]	(.10)
	Net realized and unrealized gain
	(loss) on investments	3.26	1.54	2.11	2.61	(2.73)
Total from investment operations		3.34	1.62	2.17	2.61	(2.83)
Distributions:	Dividends from investment income — net	(.09)	(.09)	(.03)	(.05)	.00
Net asset value, end of period		16.62	13.37	11.84	9.70	7.14
Total Return (%) [3]		24.95	13.65	22.42	36.58	(28.39)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.42	2.81	2.44	2.88	4.00
Ratio of net expenses to average net assets		1.65	1.65	1.65	1.65	1.65
Ratio of net investment (loss) to average net assets		.55	.67	.57	.67	(.12)
Portfolio turnover rate [4]		79	54	85	144	220

Net assets, end of period ($ x 1,000)		173	143	175	172	158

1 Based on average shares outstanding at each month end.

2 Amount represents less than $.01 per share.

3 Exclusive of sales charge.

4 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

14

Your Investment

S H A R E H O L D E R G U I D E

Fund Closed to New Investors

In anticipation of the proposed reorganization discussed below, effective as of the close of business on August 30, 2007 (the “Sales Discontinuance Date”), the fund is closed to any investments for new accounts, except that new accounts may be established by participants in qualified defined contribution retirement plans if the fund was established as an investment option under the retirement plan prior to the Sales Discontinuance Date and the account is established through the plan. New accounts may also be opened by wrap accounts that established the fund as an investment option under the wrap accounts prior to the Sales Discontinuance Date. Shareholders of the fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing fund accounts up until the time of the Reorganization.

Proposed Reorganization

On August 15, 2007, the Board of Directors approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan”) between Dreyfus Founders Funds, Inc., on behalf of the fund, and Dreyfus Premier Stock Funds, on behalf of Dreyfus Premier International Equity Fund (the “Dreyfus Fund”). The Plan provides for the transfer of the fund’s assets to the Dreyfus Fund in a tax-free exchange for shares of the Dreyfus Fund and the assumption by the Dreyfus Fund of the fund’s stated liabilities, the distribution of shares of the Dreyfus Fund to fund shareholders and the subsequent termination of the fund (the “Reorganization”).

It is currently contemplated that holders of fund shares as of October 1, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the fund at a special meeting of shareholders to be held on or about December 10, 2007 (the “Meeting”). If the Plan is approved, the Reorganization will become effective on or about December 20, 2007. Founders’ fee waivers and expense limitation described above in “The Fund — Expenses” would terminate upon the completion of the Reorganization.

A Proxy Statement with respect to the Reorganization will be mailed prior to the Meeting to fund shareholders as of the Record Date. The Proxy Statement will describe the Dreyfus Fund and other matters.

The classes of the fund offered by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Founders or Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, I and T. The fund’s other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund’s share classes will vary.

Y o u r I n v e s t m e n t 15

S H A R E H O L D E R G U I D E (continued)

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and I shares of the fund. The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class I shares, is subject to a shareholder service fee. Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

	Class A	Class C	Class T	Class I

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

16

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Y o u r I n v e s t m e n t 17

S H A R E H O L D E R G U I D E (continued)

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Founders funds or Dreyfus Premier funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund’s SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of Dreyfus Founders funds and certain Dreyfus Premier funds that are subject to a sales charge. For example, if you have $1 million invested in shares of Dreyfus Founders funds or certain Dreyfus Premier funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in Dreyfus Founders funds and certain Dreyfus Premier funds over a 13-month period, and your initial sales charge will be based on your goal.A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all investments in Dreyfus Founders funds or certain Dreyfus Premier funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Founders or any of its affiliates board members of Founders, the Dreyfus Founders funds and any funds managed by an affiliate of Founders full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
  Qualified investors who (i) purchase Class shares directly through the fund’s distributor, (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through distributor in a Founders-managed fund, including the fund, or a Dreyfus-managed fund since on or before February 28, 2006

18

  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals or entities:

  employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered into an agreement with the fund’s distributor or a SEP-IRA

Y o u r I n v e s t m e n t 19

S H A R E H O L D E R G U I D E (continued)

Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

20

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund’s foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund’s investment performance.

Generally, when calculating the fund’s NAV, debt securities with remaining maturities of 60 days or less at the time of purchase are valued using the amortized cost method. All other investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when trading in a security has been suspended or when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its valuation committee in good faith using such information as it deems appropriate under the circumstances.

Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The fund may use fair value prices obtained from such a pricing service in lieu of the closing prices from foreign markets in valuing foreign equity securities on days when movements in the U.S. stock market are determined to have materially affected the value of those securities subsequent to the closing of the foreign markets. In addition to establishing the fair value of securities, another objective of this policy is to attempt to reduce the possibility that an investor may seek to take advantage of any disparity between the foreign securities’ closing market prices and their fair value by engaging in “time zone arbitrage.” See “Your Investment — Shareholder Guide — General policies.”

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

Y o u r I n v e s t m e n t 21

S H A R E H O L D E R G U I D E (continued)

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks
cannot be accepted. You may be charged a fee for any
check that does not clear. Maximum Dreyfus TeleTransfer
purchase is $150,000 per day.

Key concepts

Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A and Class T shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.

22

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Frequent trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, a 1% fee will be assessed on redemptions (including exchanges) of fund shares purchased on or after December 1, 2007, and held for less than 60 days. In addition, Dreyfus Fund shares received in the Reorganization (described above under “Proposed Reorganization”) in exchange for shares of the fund purchased on or after December 1, 2007 and redeemed (or exchanged) within 60 days of purchase will be subject to a 2% redemption fee payable to the Dreyfus Fund.

Subject to the exceptions described below, you will be subject to the fee, whether you hold the shares directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The redemption fee will be charged and retained by the fund on shares sold before the end of the 60-day holding period.The fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The fund will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries (including those sponsored by the fund’s distributor or its affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that the investment remains in the fund; (6) purchased by other mutual funds, if approved by the distributor; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the fund in its sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed from Coverdell Education Savings Accounts to pay qualified education expenses; and (10) converted from one share class to another in the fund.

In addition, the fund will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by the fund’s distributor or its affiliates or through third party recordkeepers.These transactions include: (1) redemptions of shares purchased with

Y o u r I n v e s t m e n t 23

S H A R E H O L D E R G U I D E (continued)

new contributions to the plan, such as payroll contributions, excess contributions and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distributions, systematic withdrawal programs and lump sum distributions; (3) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (4) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options, plan termination or plan merger; (5) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (6) forfeitures or redemptions in connection with a participant’s termination of employment.The fund may waive redemption fees for certain retirement plans that have implemented automated processes or other procedures to prevent frequent trading. Such waivers require the written approval of the distributor.

The fund reserves the right to withdraw waivers in its sole discretion without notice if the fund determines that an account is engaging in frequent trading or other activities detrimental to the fund.

If you hold your shares through a financial intermediary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing the fund’s distributor with the information necessary to enable you to receive any redemption fee waivers to which you may be entitled.

Due to operational limitations or restrictions, retirement plans and intermediaries that maintain omnibus accounts with the fund may calculate redemption fees differently than the fund. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor) please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.

The fund may postpone the effective date of the assessment of the redemption fee on the underlying shareholder accounts within an omnibus account if an intermediary is unable to collect the fund’s redemption fee.

Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

  written sell orders of $100,000 or more

24

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm the instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the fund’s board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (“frequent trading”) that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

We monitor selected transactions to identify frequent trading.When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Founders, Dreyfus, and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Y o u r I n v e s t m e n t 25

S H A R E H O L D E R G U I D E (continued)

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the fund’s distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

The risks of frequent trading may be more significant for mutual funds that invest in securities that are more difficult to value or that are susceptible to price arbitrage, such as foreign securities. For example, a fund with significant investments in foreign securities that trade in markets that close some time before the time at which the fund calculates its net asset value potentially is subject to the risk of time zone arbitrage — a market timing strategy that seeks to take advantage of changes in the value of a fund’s portfolio holdings during the period between the close of the markets in which the fund’s portfolio securities primarily trade and the close of the NYSE. One of the objectives of the fair valuation procedures adopted by the fund’s board is to protect the fund against time zone arbitrage, as well as other trading practices that may seek to take advantage of stale prices. See “Your Investment —Shareholder Guide — Buying shares.”

Although the fund’s redemption fee, frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by us generally are not considered to be frequent trading.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

26

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund other-wise.There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Y o u r I n v e s t m e n t 27

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting
Sweep	the dividends and distributions
from the fund into another
Dreyfus Founders fund or
Dreyfus Premier fund
(not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange	For making regular exchanges from
Privilege	the fund into another Dreyfus
Founders fund or Dreyfus Premier
fund.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most funds.
There will be no CDSC on Class B or
Class C shares, as long as the
amount of any withdrawal does not
exceed, on an annual basis, 12% of
the greater of the account value at
the time of the first withdrawal
under the plan, or at the time of
the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds, and Class B shares into Class B shares of General Money Market Fund, Inc. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). Although there is currently no fee for exchanges, the fund may deduct a 1% redemption fee if you are selling or exchanging shares purchased on or after December 1, 2007 that you have owned for less than 60 days.You also may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements.You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

28

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

	TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
In Writing	Complete the application. Mail your application and a check to: Dreyfus Founders Funds, Inc. International Equity Fund P.O. Box 55268 Boston, MA 02205-8502 Attn: Institutional Processing	Fill out an investment slip, and write your account number on your check. Mail the slip and the check to: Dreyfus Founders Funds, Inc. International Equity Fund P.O. Box 55268 Boston, MA 02205-8502 Attn: Institutional Processing	Write a letter of instruction that includes: • your name(s) and signature(s) • your account number • International Equity Fund • the share class • the dollar amount you want to sell • how and where to send the proceeds Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide – Selling Shares"). Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 55268 Boston, MA 02205-8502 Attn: Institutional Processing
By Telephone	**Wire** Call us to request an account application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions: • ABA# 011001234 • DDA# 046590 • EEC code 5660 • International Equity Fund • the share class • your account number • name(s) of investor(s) • dealer number if applicable Return your application with the account number on the application.	**Wire** Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions: • ABA# 011001234 • DDA# 046590 • EEC code 5660 • International Equity Fund • the share class • your account number • name(s) of investor(s) • dealer number if applicable **Electronic check** Same as wire, but before your 14-digit account number insert "360" for Class A, "362" for Class C, "363" for Class I, or "364" for Class T. **Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Call us to request your transaction.	**Wire** Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. **1-800-554-4611.**

Make checks payable to: **Dreyfus Founders Funds, Inc.**

Key concepts

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Y o u r I n v e s t m e n t 29

30

Y o u r I n v e s t m e n t 31

N O T E S

N O T E S

For More Information

Dreyfus Founders International Equity Fund A series of Dreyfus Founders Funds, Inc. SEC file number: 811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio manager discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference and legally considered a part of this prospectus.

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.This information will be posted on the last day of the month following the month for which such information is applicable, unless the month for which such information is applicable is the last month of a calendar quarter, in which case the information will be posted fifteen days following the end of the quarter. This information will remain accessible at least until the date on which the fund files a Form N-Q or Form N-CSR with the SEC for the period that includes the date as of which the website information is current. A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

On the Internet Text only versions of certain fund documents can be viewed online or downloaded from http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

© 2007 MBSC Securities Corporation

FMCG0291P1007
10/2/07

Dreyfus Founders
Mid-Cap Growth Fund

Pursuing capital appreciation through
investments in mid-cap growth companies

PROSPECTUS May 1, 2007
(as supplemented through October 10, 2007)

Class A, B, C, I and T Shares

Dreyfus Founders Mid-Cap Growth Fund

Ticker Symbols	Class A:	FRSDX
	Class B:	FRSFX
	Class C:	FRSCX
	Class I:	FRSRX
	Class T:	FRSVX

Contents

The Fund

Investment Approach	1
Main Risks	2
Past Performance	3
Expenses	4
More About Investment Objective,
Strategies and Risks	5
Management	8
Financial Highlights	10

Your Investment

Shareholder Guide	15
Distributions and Taxes	25
Services for Fund Investors	26
Instructions for Regular Accounts	27
Instructions for IRAs	29

For More Information

See back cover.

The Fund

INVESTMENT APPROACH

The fund seeks capital appreciation by emphasizing investments in equity securities of mid-cap compa nies with favorable growth prospects.To pursue this goal, the fund will normally invest at least 80% of its net assets in equity securities of companies within the market capitalization range of companies com prising the Russell Midcap Growth Index.This pol icy may not be changed unless at least 60 days’ prior written notice of the change is given to fund share holders.The fund also may invest in larger or small er companies if they represent better prospects for capital appreciation.The fund may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.

The term “net assets” as used in the paragraph above includes fund borrowings made for investment purposes.

Founders Asset Management LLC (Founders) manages the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection.We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry or sector weightings.

For more information on the securities held by the fund, see “For More Information — Portfolio Holdings.”

The Fund 1

MAIN RISKS

The principal risks of investing in this fund are:

  Small and mid-cap company risk. Small and mid-cap companies involve greater risks of loss and price fluctuations than larger and more established companies. Small-cap companies, and to an extent mid-cap companies, may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies.This means that the fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small or mid-cap company, if it realizes any gain at all.
  Sector risk. The fund may overweight or underweight certain market sectors relative to its benchmark index, which may cause the fund’s performance to be more or less sensitive to developments affecting those sectors.
  Initial public offerings. The fund may purchase securities of companies in initial public offerings (“IPOs”). The number of IPOs brought to market, and the prices at which the newly issued stocks trade, are affected by the performance of the stock market as a whole. When IPOs are brought to market, the fund may not be able to purchase as many shares as it would like, or any at all, due to limited availability.The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.
  Foreign investment risk. Investments in foreign securities involve different risks than U.S. investments, including less trading volume and liquidity, increased volatility, fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Key concepts

Growth companies: companies whose earnings are expected to grow faster than the overall market.

“Bottom-up” approach: choosing fund investments by analyzing the fundamentals of individual companies one by one rather than focusing on broader market themes.

2

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund.The bar chart shows the fund’s Class A performance from year to year.The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Class A shares

Best Quarter:	Q4 ’01	+19.44%
Worst Quarter:	Q3 ’01	-27.09%

The following table compares the performance of each share class to the performance of an appropriate broad-based index. The fund’s returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions.The returns of the index account for both change in security

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

price and reinvestment of dividends, do not reflect the impact of taxes, and do not reflect the costs of managing a mutual fund.You may not invest directly in the index. Past performance, both before and after taxes, is no guarantee of future results.

Average annual total returns as of 12/31/06

			Since
Share class	1 Year	5 Years	inception [1]

Class A
returns before taxes	16.70%	9.71%	-0.64%
Class A
returns after taxes
on distributions	16.70%	9.71%	-2.17%
Class A
returns after taxes
on distributions and
sale of fund shares	10.86%	8.46%	-1.43%

Class B
returns before taxes	18.77%	9.89%	-0.36%

Class C
returns before taxes	22.08%	10.12%	-0.65%

Class I
returns before taxes	24.31%	11.06%	0.39%

Class T
returns before taxes	17.24%	8.91%	-1.34%

Russell Midcap
Growth Index [2]	10.66%	8.22%	0.64%

1 Inception date 12/31/99.

2 The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

The Fund 3

EXPENSES

As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

	Class A	Class B1	Class C	Class I	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none [2]	4.00	1.00	none	none [2]

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	0.80	0.80	0.80	0.80	0.80
Rule 12b-1 fee	none	0.75	0.75	none	0.25
Shareholder services fee	0.25	0.25	0.25	none	0.25
Other expenses	0.35	0.49	0.39	0.34	0.83

Total annual fund operating expenses	1.40	2.29	2.19	1.14	2.13

1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$709	$993	$1,297	$2,158
Class B
with redemption	$632	$1,015	$1,425	$2,197*
without redemption	$232	$715	$1,225	$2,197*
Class C
with redemption	$322	$685	$1,175	$2,524
without redemption	$222	$685	$1,175	$2,524
Class I	$116	$362	$628	$1,386
Class T	$656	$1,087	$1,543	$2,801

* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively,ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes.The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used.The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities

The Fund 5

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS (continued)

and Exchange Commission (SEC).The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies.The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund’s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares.To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%.A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year.The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

6

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Stock market risk. The market value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  Company risk. The stocks in the fund’s portfolio may not perform as expected. Factors that can negatively affect a particular stock’s price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
  Opportunity risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.
  Investment style risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund’s growth style of investing, and the fund’s returns may vary considerably from other equity funds using different investment styles. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.
  Recoveries in Securities Litigation Proceedings.
  The historical performance record of the fund has benefited from amounts received by the fund from the settlement of class action lawsuits against certain issuers of securities in which the fund had invested. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.
  Additional foreign risk. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.

The Fund 7

MANAGEMENT

Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2006 was 0.80% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2006.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio managers. Through participation in the team process, the portfolio managers use the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

The fund is co-managed by two portfolio managers, John B. Jares and Joseph S. Chin. Mr. Jares, a vice president of investments of Founders and a chartered financial analyst, has been a portfolio manager of the fund since June 2007. He previously served as a portfolio manager of the fund from March 2004 to June 2006. Mr. Jares is a portfolio manager at The Boston Company Asset Management, LLC (The Boston Company), an affiliate of Founders, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997. Mr. Chin also has been a portfolio manager of the Fund since June 2007. Mr. Chin is a portfolio manager at The Boston Company, where he has been employed since July 2006. He also has been employed by Founders since January 2007. Mr. Chin was formerly a senior research analyst with both AIM Investments (from 2004 to 2006) and Marsico Capital Management (from 1998 to 2004).

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

8

Distributor

The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclear-ance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the five years ended December 31, 2006. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The financial information has been audited by PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm during these periods, whose report and the fund’s financial statements are included in the fund’s 2006 annual report, which is available upon request.

			Year Ended December 31,
Class A		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		4.68	4.15	3.52	2.58	3.44
Investment operations:	Investment income (loss) — net	(.04)[1]	(.05)	(.03)	.03	(.04)
	Net realized and unrealized
	gain (loss) on investments	1.16	.58	.66	.91	(.82)
Total from investment operations		1.12	.53	.63	.94	(.86)
Net asset value, end of period		5.80	4.68	4.15	3.52	2.58
Total Return (%) [2]		23.93	12.77	17.90	36.43	(25.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.40	1.58	1.54	1.87	2.15
Ratio of net expenses to average net assets		1.39	1.55	1.53	1.86	2.15
Ratio of net investment (loss) to average net assets		(.68)	(.92)	(1.07)	(1.38)	(1.81)
Portfolio turnover rate [3]		104	211	147	160	216
Net assets, end of period ($ x 1,000)		21,146	1,656	1,546	1,191	476

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

10

			Year Ended December 31,
Class B		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		4.48	4.01	3.43	2.54	3.39
Investment operations:	Investment (loss) — net	(.08)[1]	(.09)	(.07)	(.03)	(.05)
	Net realized and unrealized
	gain (loss) on investments	1.10	.56	.65	.92	(.80)
Total from investment operations		1.02	.47	.58	.89	(.85)
Net asset value, end of period		5.50	4.48	4.01	3.43	2.54
Total Return (%) [2]		22.77	11.72	16.91	35.04	(25.07)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.29	2.43	2.37	2.65	2.68
Ratio of net expenses to average net assets		2.29	2.41	2.37	2.64	2.67
Ratio of net investment (loss) to average net assets		(1.60)	(1.78)	(1.90)	(2.16)	(2.33)
Portfolio turnover rate [3]		104	211	147	160	216
Net assets, end of period ($ x 1,000)		1,929	1,886	1,823	1,587	969

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class C		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		4.42	3.96	3.38	2.50	3.36
Investment operations:	Investment (loss) — net	(.06)[1]	(.02)	(.06)[1]	(.10)	(.08)
	Net realized and unrealized
	gain (loss) on investments	1.08	.48	.64	.98	(.78)
Total from investment operations		1.02	.46	.58	.88	(.86)
Net asset value, end of period		5.44	4.42	3.96	3.38	2.50
Total Return (%) [2]		23.08	11.62	17.16	35.20	(25.60)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.19	2.35	2.32	2.51	3.04
Ratio of net expenses to average net assets		2.18	2.32	2.31	2.51	2.99
Ratio of net investment (loss) to average net assets		(1.27)	(1.69)	(1.83)	(2.02)	(2.65)
Portfolio turnover rate [3]		104	211	147	160	216
Net assets, end of period ($ x 1,000)		9,641	550	428	323	274

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

12

			Year Ended December 31,
Class I1		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		4.73	4.19	3.56	2.61	3.48
Investment operations:	Investment (loss) — net	(.02)[2]	(.02)[2]	(.04)[2]	(.03)	(.04)
	Net realized and unrealized
	gain (loss) on investments	1.17	.56	.67	.98	(.83)
Total from investment operations		1.15	.54	.63	.95	(.87)
Net asset value, end of period		5.88	4.73	4.19	3.56	2.61
Total Return (%)		24.31	12.89	17.70	36.40	(25.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.14	1.38	1.48	1.64	3.49
Ratio of net expenses to average net assets		1.12	1.34	1.48	1.64	1.97
Ratio of net investment (loss) to average net assets		(.28)	(.70)	(1.03)	(1.15)	(1.63)
Portfolio turnover rate [3]		104	211	147	160	216
Net assets, end of period ($ x 1,000)		4,279	297	71	119	77

1 On June 1, 2007, the fund’s Class R shares were redesignated Class I shares.

2 Based on average shares outstanding at each month end.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class T		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		4.43	3.97	3.39	2.51	3.39
Investment operations:	Investment (loss) — net	(.07)[1]	(.17)	(.06)	(.02)	(.06)
	Net realized and unrealized
	gain (loss) on investments	1.08	.63	.64	.90	(.82)
Total from investment operations		1.01	.46	.58	.88	(.88)
Net asset value, end of period		5.44	4.43	3.97	3.39	2.51
Total Return (%) [2]		22.80	11.59	17.11	35.06	(25.96)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.13	2.59	2.26	2.76	10.30
Ratio of net expenses to average net assets		2.13	2.57	2.25	2.76	3.63
Ratio of net investment (loss) to average net assets		(1.39)	(1.94)	(1.78)	(2.27)	(3.29)
Portfolio turnover rate [3]		104	211	147	160	216
Net assets, end of period ($ x 1,000)		108	33	40	34	20

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

14

Your Investment

SHAREHOLDER GUIDE

The classes of the fund offered by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Founders or Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and I shares of the fund. The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, I and T. The fund’s other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund’s share classes will vary.

Your Investment 15

SHAREHOLDER GUIDE (continued)

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class I shares, is subject to a shareholder service fee. Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

	Class A	Class C	Class T	Class I

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

16

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Your Investment 17

SHAREHOLDER GUIDE (continued)

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Founders funds or Dreyfus Premier funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.drey-fus.com and in the fund’s SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of Dreyfus Founders funds and certain Dreyfus Premier funds that are subject to a sales charge. For example, if you have $1 million invested in shares of Dreyfus Founders funds or certain Dreyfus Premier funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in Dreyfus Founders funds or certain Dreyfus Premier funds over a 13-month period, and your initial sales charge will be based on your goal.A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all investments in Dreyfus Founders funds or certain Dreyfus Premier funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Founders or any of its affiliates board members of Founders, the Dreyfus Founders funds and any funds managed by an affiliate of Founders full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

18

  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Founders-managed fund, including the fund, or a Dreyfus-managed fund since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals or entities:

  employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

Your Investment 19

SHAREHOLDER GUIDE (continued)

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered into an agreement with the fund’s distributor or a SEP-IRA

Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

20

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund’s foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund’s investment performance.

Generally, when calculating the fund’s NAV, debt securities with remaining maturities of 60 days or less at the time of purchase are valued using the amortized cost method. All other investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when trading in a security has been suspended or when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Key concepts

Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A and Class T shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.

Your Investment 21

SHAREHOLDER GUIDE (continued)

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares
Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address written sell orders of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

22

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the fund’s board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (“frequent trading”) that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

We monitor selected transactions to identify frequent trading.When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Founders, Dreyfus, and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Your Investment 23

SHAREHOLDER GUIDE (continued)

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the fund’s distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although the policy and these procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by us generally are not considered to be frequent trading.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

24

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund other-wise.There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Your Investment 25

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting
Sweep	the dividends and distributions
from the fund into another
Dreyfus Founders fund or
Dreyfus Premier fund
(not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange	For making regular exchanges from
Privilege	the fund into another Dreyfus
Founders fund or Dreyfus Premier
fund.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most funds.
There will be no CDSC on Class B or
Class C shares, as long as the
amount of any withdrawal does not
exceed, on an annual basis, 12% of
the greater of the account value at
the time of the first withdrawal
under the plan, or at the time of
the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds, and Class B shares into Class B shares of General Money Market Fund, Inc.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements.You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

26

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

In Writing

TO OPEN AN ACCOUNT

Complete the application.

Mail your application and a check to:
Dreyfus Founders Funds, Inc.
Mid-Cap Growth Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Dreyfus Founders Funds, Inc.
Mid-Cap Growth Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:
- your name(s) and signature(s)
- your account number
- Mid-Cap Growth Fund
- the share class
- the dollar amount you want to sell
- how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide – Selling Shares").

Mail your request to:
Dreyfus Founders Funds, Inc.
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone

TO OPEN AN ACCOUNT

Wire Call us to request an account application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
- ABA# 011001234
- DDA# 046485
- EEC code 5650
- Mid-Cap Growth Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
- ABA# 011001234
- DDA# 046485
- EEC code 5650
- Mid-Cap Growth Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number, if applicable

Electronic check Same as wire, but before your 14-digit account number insert "291" for Class A, "293" for Class C, "294" for Class I, or "295" for Class T.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. **1-800-554-4611.**
Make checks payable to: **Dreyfus Founders Funds, Inc.**

Key concepts

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment 27

28

Your Investment 29

For More Information

Dreyfus Founders Mid-Cap Growth Fund A series of Dreyfus Founders Funds, Inc. SEC file number: 811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio managers discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference and legally considered a part of this prospectus.

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.This information will be posted on the last day of the month following the month for which such information is applicable, unless the month for which such information is applicable is the last month of a calendar quarter, in which case the information will be posted fifteen days following the end of the quarter. This information will remain accessible at least until the date on which the fund files a Form N-Q or Form N-CSR with the SEC for the period that includes the date as of which the website information is current. A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

On the Internet Text only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

© 2007 MBSC Securities Corporation

FoundersPassport0281P1007
10/4/07

Dreyfus Founders
Passport Fund

Pursuing capital appreciation through
investments in small foreign companies

PROSPECTUS May 1, 2007
(as supplemented through October 10, 2007)

Class A, B, C, I and T Shares

The	Fund

Dreyfus Founders Passport Fund

Ticker Symbols	Class A:	FPSAX
	Class B:	FPSBX
	Class C:	FPSCX
	Class I:	FPSRX
	Class T:	FPSTX

Contents

The Fund

Investment Approach	Inside cover
Main Risks	1
Past Performance	3
Expenses	5
More About Investment Objective,
Strategies and Risks	6
Management	9
Financial Highlights	11

Your Investment

Shareholder Guide	16
Distributions and Taxes	28
Services for Fund Investors	29
Instructions for Regular Accounts	30
Instructions for IRAs	32

For More Information

See back cover.

Passport Fund is closed to new investors (see section entitled “Shareholder Guide – Fund closed to new investors” for more information).

INVESTMENT APPROACH

The fund, an international small-cap fund, seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its total assets in the equity securities of foreign small-cap companies from a minimum of three countries.These companies may be based in both developed and emerging economies. The fund may invest in larger foreign companies or in U.S.-based companies if they represent better prospects for capital appreciation.

Founders Asset Management LLC (Founders) manages the fund using a “core style” of investing, searching for stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The portfolio manager uses proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.This stock selection process is designed to produce a diversified portfolio that, relative to the fund’s benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.The portfolio manager uses a consistent, bottom-up approach which emphasizes individual stock selection.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry, sector or country weightings.

For more information on the securities held by the fund, see “For More Information – Portfolio Holdings.”

MAIN RISKS

The principal risks of investing in this fund are:

  Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments.These risks include:
  Market risk. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.
  Regulatory risk. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.
  Currency risk. The fund’s assets are invested primarily in foreign securities. Since substantially all of its revenue is received in foreign currencies, the fund’s net asset value will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities.The fund pays dividends, if any, in U.S. dollars and incurs currency conversion costs.
  Political risk. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of cash or other assets of the fund; and political, economic, or social instability.
  Small company risk. Small companies involve substantially greater risks of loss and price fluctuations than larger and more established companies. Small companies may be in the early stages of development; may have limited product lines, markets or financial resources; and may lack management depth.These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, espe- cially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
  Country and Sector Allocation Risk. While the portfolio manager uses the country and sector weightings of the fund’s benchmark index as a guide in structuring the fund’s portfolio, he may overweight or underweight certain countries or sectors relative to the index. This may cause the fund’s performance to be more or less sensitive to developments affecting those countries or sectors.

The Fund 1

MAIN RISKS (continued)

  Initial public offerings. The fund may purchase securities of companies in initial public offerings (“IPOs”). The number of IPOs brought to market, and the prices at which the newly issued stocks trade, are affected by the performance of the stock market as a whole. When IPOs are brought to market, the fund may not be able to purchase as many shares as it would like, or any at all, due to limited availability.The prices of securities purchased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates).The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and can cause the fund to lose money on its investments.
  Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.

Key concepts

Foreign small-cap companies are those which, at the time of purchase, have total market capitalizations that fall in the range of the capitalizations of the companies that comprise the S&P/Citigroup Extended Market Index World ex U.S.SM This index represents, on a country-by-country basis, the small-capitalization component of the S&P/Citigroup Broad Market IndexSM, which is a comprehensive float-weighted index of companies in certain foreign countries with market capitalizations of at least $100 million.

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund.The bar chart shows the fund’s Class A performance from year to year.The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

Best Quarter:	Q2 ’03	+27.30%
Worst Quarter:	Q3 ’01	-22.58%

What this fund is – and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

PAST PERFORMANCE (continued)

The following table compares the performance of each share class to the performance of an appropriate broad-based index. The fund’s returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions.The returns of the index account for both change in security price and reinvestment of dividends, do not reflect the impact of taxes, and do not reflect the costs of managing a mutual fund.You may not invest directly in the index. Past performance, both before and after taxes, is no guarantee of future results.

Average annual total returns as of 12/31/06

			Since
	1 Year	5 Years	inception [1]

Class A
returns before taxes	22.93%	20.60%	2.96%
Class A
returns after taxes
on distributions	22.93%	20.60%	2.25%
Class A
returns after taxes
on distributions and
sale of fund shares	14.90%	18.31%	2.02%
Class B
returns before taxes	24.91%	20.73%	3.12%
Class C
returns before taxes	28.39%	21.05%	2.99%
Class I
returns before taxes	30.61%	21.78%	3.48%
Class T
returns before taxes	24.13%	20.14%	2.40%
S&P/Citigroup Extended
Market Index (“EMI”)
World ex U.S.[2]	29.42%	23.73%	0.17%

1 Inception date 12/31/99

2 The S&P/Citigroup EMI World ex U.S. Index measures the performance of small companies outside of the United States (approximately the bottom 20% by market capitalization) in certain developed equity markets.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

EXPENSES

As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

	Class A	Class B1	Class C	Class I	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none [2]	4.00	1.00	none	none [2]
Maximum Redemption Fee[3]
% of transaction amount	1.00	1.00	1.00	1.00	1.00

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees[4]	1.00	1.00	1.00	1.00	1.00
Rule 12b-1 fee	none	0.75	0.75	none	0.25
Shareholder services fee	0.25	0.25	0.25	none	0.25
Other expenses [5]	0.61	0.85	0.68	0.69	0.76

Total annual fund operating expenses	1.86	2.85	2.68	1.69	2.26

1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

3 Charged only on shares purchased on or after December 1, 2007, and held for less than 60 days.

4 For the period of September 14, 2007 through September 13, 2008, Founders has agreed to waive 25% of its management fee for the fund.This waiver will end on September 14, 2008, and on that date the fund’s contractual advisory fee will again be in effect.

5 These expenses have been restated to reflect current custodian fees.

Expense example

	1 Year	3 Years	5 Years	10 Years

Class A	$753	$1,126	$1,523	$2,629
Class B
with redemption	$688	$1,183	$1,704	$2,724*
without redemption	$288	$883	$1,504	$2,724*
Class C
with redemption	$371	$832	$1,420	$3,012
without redemption	$271	$832	$1,420	$3,012
Class I	$172	$533	$918	$1,998
Class T	$669	$1,125	$1,606	$2,928

* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Fund 5

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively,ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes.The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used.The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities that are not readily marketable. The fund may invest up to 15% of its net assets in securities that are not “readily marketable.” A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission

(SEC) regulations (these are known as “restricted securities”). Under procedures adopted by the fund’s board, certain restricted securities may be deemed readily marketable, and will not be counted toward this 15% limit.

Investments in securities that are not readily marketable, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell such a security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the SEC. The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down.

In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund’s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital.Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year.The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

The Fund 7

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS (continued)

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Emerging markets risk. The fund invests in emerging markets.These are markets in countries that are considered to be in the initial stages of the industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.
  Additional foreign risk. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.
  Stock market risk. The market value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  Company risk. The stocks in the fund’s portfolio may not perform as expected. Factors that can negatively affect a particular stock’s price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
  Opportunity risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.
  Investment style risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund’s style of investing, and the fund’s returns may vary considerably from other equity funds using different investment styles. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth.Value stocks also may decline in price even though in theory they are already undervalued.

MANAGEMENT

Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2006 was 1.00% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Founders is available in the fund’s annual report for the fiscal year ended December 31, 2006.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the portfolio manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

William S. Patzer, a chartered financial analyst, has been the portfolio manager of the fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (The Boston Company), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for the Global Value Fund at Merrill Lynch Investment Managers from 1997 to 2003.While at Merrill Lynch, he also was a senior fund analyst.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Fund 9

MANAGEMENT (continued)

Distributor

The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclear-ance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the five years ended December 31, 2006. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The financial information has been audited by PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm during these periods, whose report and the fund’s financial statements are included in the fund’s 2006 annual report, which is available upon request.

			Year Ended December 31,
Class A		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		20.10	16.76	14.24	8.14	9.68
Investment operations:	Investment income (loss) — net	(.01)[1]	(.14)[1]	(.11)[1]	.10	(.16)
	Net realized and unrealized
	gain (loss) on investments	6.13	3.48	2.63	6.00	(1.38)
Total from investment operations		6.12	3.34	2.52	6.10	(1.54)
Net asset value, end of period		26.22	20.10	16.76	14.24	8.14
Total Return (%) [2]		30.45	19.93	17.70	74.94	(15.91)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.87	2.29	2.02	2.54	2.27
Ratio of net expenses to average net assets		1.78	2.12	1.92	2.45	2.24
Ratio of net investment (loss) to average net assets		(.05)	(.82)	(.77)	(.83)	(.80)
Portfolio turnover rate [3]		73	729	648	707	495
Net assets, end of period ($ x 1,000)		29,817	22,107	19,726	27,252	9,422

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class B		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		19.13	16.09	13.79	7.95	9.54
Investment operations:	Investment (loss) — net	(.22)[1]	(.28)[1]	(.23)[1]	(.31)	(.29)
	Net realized and unrealized
	gain (loss) on investments	5.74	3.32	2.53	6.15	(1.30)
Total from investment operations		5.52	3.04	2.30	5.84	(1.59)
Net asset value, end of period		24.65	19.13	16.09	13.79	7.95
Total Return (%) [2]		28.91	18.89	16.68	73.46	(16.67)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.85	3.13	2.89	3.38	3.12
Ratio of net expenses to average net assets		2.77	2.97	2.78	3.29	3.09
Ratio of net investment (loss) to average net assets		(1.17)	(1.66)	(1.63)	(1.44)	(1.64)
Portfolio turnover rate [3]		73	729	648	707	495
Net assets, end of period ($ x 1,000)		2,591	16,421	17,917	18,198	12,810

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

			Year Ended December 31,
Class C		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		19.12	16.07	13.76	7.93	9.52
Investment operations:	Investment (loss) — net	(.19)[1]	(.27)[1]	(.22)[1]	(.01)	(.35)
	Net realized and unrealized
	gain (loss) on investments	5.80	3.32	2.53	5.84	(1.24)
Total from investment operations		5.61	3.05	2.31	5.83	(1.59)
Net asset value, end of period		24.73	19.12	16.07	13.76	7.93
Total Return (%) [2]		29.39	18.98	16.79	73.52	(16.70)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.68	3.08	2.81	3.34	3.08
Ratio of net expenses to average net assets		2.60	2.92	2.70	3.25	3.05
Ratio of net investment (loss) to average net assets		(.89)	(1.60)	(1.55)	(1.43)	(1.58)
Portfolio turnover rate [3]		73	729	648	707	495
Net assets, end of period ($ x 1,000)		7,169	7,568	10,249	10,639	5,268

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class I1		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		19.60	16.31	13.82	7.87	9.56
Investment operations:	Investment income (loss) — net	.03 [2]	(.12)[2]	(.07) [2]	.54	(.81)
	Net realized and unrealized
	gain (loss) on investments	5.97	3.41	2.56	5.41	(.88)
Total from investment operations		6.00	3.29	2.49	5.95	(1.69)
Net asset value, end of period		25.60	19.60	16.31	13.82	7.87
Total Return (%)		30.61	20.17	18.02	75.60	(17.68)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.68	2.08	1.79	2.17	4.65
Ratio of net expenses to average net assets		1.61	1.89	1.68	2.07	3.91
Ratio of net investment income (loss) to average net assets		.09	(.69)	(.51)	(.32)	(2.20)
Portfolio turnover rate [3]		73	729	648	707	495
Net assets, end of period ($ x 1,000)		200	310	190	142	37

1 On June 1, 2007, the fund’s Class R shares were redesignated Class I shares.

2 Based on average shares outstanding at each month end.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

			Year Ended December 31,
Class T		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		19.16	16.05	13.70	7.87	9.50
Investment operations:	Investment (loss) — net	(.11)[1]	(.21)[1]	(.17)[1]	(.24)	(.45)
	Net realized and unrealized
	gain (loss) on investments	5.85	3.32	2.52	6.07	(1.18)
Total from investment operations		5.74	3.11	2.35	5.83	(1.63)
Net asset value, end of period		24.90	19.16	16.05	13.70	7.87
Total Return (%) [2]		29.96	19.38	17.15	74.08	(17.16)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.26	2.70	2.47	3.16	4.05
Ratio of net expenses to average net assets		2.18	2.54	2.36	3.07	4.03
Ratio of net investment (loss) to average net assets		(.54)	(1.24)	(1.21)	(1.06)	(2.69)
Portfolio turnover rate [3]		73	729	648	707	495
Net assets, end of period ($ x 1,000)		600	444	510	522	345

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 15

Your Investment

SHAREHOLDER GUIDE

Fund closed to new investors

The fund is closed to new investors. Shareholders of the fund who maintain open fund accounts may make additional purchases and reinvest dividends and capital gains distributions into their accounts. Participants in certain retirement plans which have established the fund as an investment option may open new fund accounts through their plans. Employees of Founders and directors of the company may also open new accounts in the fund if they do so directly with the fund’s distributor.

Fund shareholders who close their accounts may be prohibited from reactivating their accounts or opening new fund accounts.This restriction applies to investments made directly with the distributor as well as investments made through financial institution intermediaries, such as brokers, banks or financial advisers. Investors may have to show they are eligible to purchase fund shares before an investment is accepted. The fund may resume sales of shares to new investors at some future date, but there are no current plans to do so.

The classes of the fund offered by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan.Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Founders or Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, I and T. The fund’s other class of shares, Class F, is offered by a separate prospectus and is also closed to new investors. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund’s share classes will vary.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and I shares of the fund. The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class I shares, is subject to a shareholder service fee. Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

	Class A	Class C	Class T	Class I

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

Your Investment 17

SHAREHOLDER GUIDE (continued)

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Founders funds or Dreyfus Premier funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund’s SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of Dreyfus Founders funds or certain Dreyfus Premier funds or that are subject to a sales charge. For example, if you have $1 million invested in shares of Dreyfus Founders funds or certain Dreyfus Premier funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in Dreyfus Founders funds or certain Dreyfus Premier funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal.Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all investments in Dreyfus Founders funds or certain Dreyfus Premier funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Founders or any of its affiliates board members of Founders, the Dreyfus Founders funds and any funds managed by an affiliate of Founders full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

Your Investment 19

SHAREHOLDER GUIDE (continued)

  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Founders-managed fund, including the fund, or a Dreyfus-managed fund since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals or entities:

  employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non- qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered into an agreement with the fund’s distributor or a SEP-IRA

Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

Your Investment 21

SHAREHOLDER GUIDE (continued)

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund’s foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund’s investment performance.

Generally, when calculating the fund’s NAV, debt securities with remaining maturities of 60 days or less at the time of purchase are valued using the amortized cost method.All other investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when trading in a security has been suspended or when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its valuation committee in good faith using such information as it deems appropriate under the circumstances.

Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The fund may use fair value prices obtained from such a pricing service in lieu of the closing prices from foreign markets in valuing foreign equity securities on days when movements in the U.S. stock market are determined to have materially affected the value of those securities subsequent to the closing of the foreign markets. In addition to establishing the fair value of securities, another objective of this policy is to attempt to reduce the possibility that an investor may seek to take advantage of any disparity between the foreign securities’ closing market prices and their fair value by engaging in “time zone arbitrage.” See “Your Investment – Shareholder Guide – General policies.”

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer

Key concepts

Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A and Class T shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.

Your Investment 23

SHAREHOLDER GUIDE (continued)

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge.The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Frequent trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, a 1% fee will be assessed on redemptions (including exchanges) of fund shares purchased on or after December 1, 2007, and held for less than 60 days.

Subject to the exceptions described below, you will be subject to the fee, whether you hold the shares directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The redemption fee will be charged and retained by the fund on shares sold before the end of the 60-day holding period.The fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The fund will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries (including those sponsored by the fund’s distributor or its affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that the investment remains in the fund; (6) purchased by other mutual funds, if approved by the distributor; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the fund in its sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed from Coverdell Education Savings Accounts to pay qualified education expenses; and (10) converted from one share class to another in the fund.

In addition, the fund will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by the fund’s distributor or its affiliates or through third party recordkeepers. These transactions include: (1) redemptions of shares purchased with new contributions to the plan, such as payroll contributions, excess contributions and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distri-

butions, systematic withdrawal programs and lump sum distributions; (3) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (4) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options, plan termination or plan merger; (5) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (6) forfeitures or redemptions in connection with a participant’s termination of employment. The fund may waive redemption fees for certain retirement plans that have implemented automated processes or other procedures to prevent frequent trading. Such waivers require the written approval of the distributor.

The fund reserves the right to withdraw waivers in its sole discretion without notice if the fund determines that an account is engaging in frequent trading or other activities detrimental to the fund.

If you hold your shares through a financial intermediary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing the fund’s distributor with the information necessary to enable you to receive any redemption fee waivers to which you may be entitled.

Due to operational limitations or restrictions, retirement plans and intermediaries that maintain omnibus accounts with the fund may calculate redemption fees differently than the fund. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor) please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.

The fund may postpone the effective date of the assessment of the redemption fee on the underlying shareholder accounts within an omnibus account if an intermediary is unable to collect the fund’s redemption fee.

Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address written sell orders of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 25

SHAREHOLDER GUIDE (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the fund’s board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (“frequent trading”) that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

We monitor selected transactions to identify frequent trading.When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Founders, Dreyfus, and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the fund’s distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

The risks of frequent trading may be more significant for mutual funds that invest in securities that are more difficult to value or that are susceptible to price arbitrage, such as foreign securities. For example, a fund with significant investments in foreign securities that trade in markets that close some time before the time at which the fund calculates its net asset value potentially is subject to the risk of time zone arbitrage — a market timing strategy that seeks to take advantage of changes in the value of a fund’s portfolio holdings during the period between the close of the markets in which the fund’s portfolio securities primarily trade and the close of the NYSE. One of the objectives of the fair valuation procedures adopted by the fund’s board is to protect the fund against time zone arbi-trage, as well as other trading practices that may seek to take advantage of stale prices. See “Your Investment – Shareholder Guide – Buying shares.”

Although the fund’s redemption fee, frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by us generally are not considered to be frequent trading.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

Your Investment 27

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund other-wise.There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting
Sweep	the dividends and distributions
from the fund into another
Dreyfus Founders fund or
Dreyfus Premier fund
(not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange	For making regular exchanges from
Privilege	the fund into another Dreyfus
Founders fund or Dreyfus Premier
fund.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most funds.
There will be no CDSC on Class B or
Class C shares, as long as the
amount of any withdrawal does not
exceed, on an annual basis, 12% of
the greater of the account value at
the time of the first withdrawal
under the plan, or at the time of
the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds, and Class B shares into Class B shares of General Money Market Fund, Inc.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). Although there is currently no fee for exchanges, the fund may deduct a 1% redemption fee if you are selling or exchanging shares purchased on or after December 1, 2007 that you have owned for less than 60 days.You also may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements.You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 29

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

In Writing

TO OPEN AN ACCOUNT

Complete the application. Mail your application and a check to:

Dreyfus Founders Funds, Inc.
Passport Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Dreyfus Founders Funds, Inc.
Passport Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

- your name(s) and signature(s)
- your account number
- Passport Fund
- the share class
- the dollar amount you want to sell
- how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide – Selling Shares").

Mail your request to:
Dreyfus Founders Funds, Inc.
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone

TO OPEN AN ACCOUNT

Wire Call us to request an account application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

- ABA# 011001234
- DDA# 046590
- EEC code 5660
- Passport Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

- ABA# 011001234
- DDA# 046590
- EEC code 5660
- Passport Fund
- the share class
- your account number
- name(s) of investor(s)
- dealer number, if applicable

Electronic check Same as wire, but before your 14-digit account number insert "281" for Class A, "283" for Class C, "284" for Class I, or "285" for Class T.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. **1-800-554-4611.**
Make checks payable to: **Dreyfus Founders Funds, Inc.**

Key concepts

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment 31

NOTES

For More Information

Dreyfus Founders Passport Fund
A series of Dreyfus Founders Funds, Inc.
SEC file number: 811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio manager discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference and legally considered a part of this prospectus.

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.This information will be posted on the last day of the month following the month for which such information is applicable, unless the month for which such information is applicable is the last month of a calendar quarter, in which case the information will be posted fifteen days following the end of the quarter. This information will remain accessible at least until the date on which the fund files a Form N-Q or Form N-CSR with the SEC for the period that includes the date as of which the website information is current. A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

On the Internet Text only versions of certain fund documents can be viewed online or downloaded from http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

© 2007 MBSC Securities Corporation

FWWG0351P1007
10/4/07

Dreyfus Founders
Worldwide Growth	Fund

Pursuing long-term growth of capital through
investments in foreign and U.S. companies

PROSPECTUS May 1, 2007
(as supplemented through October 10, 2007)

Class A, B, C, I and T Shares

The Fund

Dreyfus Founders Worldwide Growth Fund

Ticker Symbols	Class A:	FWWAX
	Class B:	FWWBX
	Class C:	FWWCX
	Class I:	FWWRX
	Class T:	FWWTX

Contents

The Fund

Investment Approach	Inside cover
Main Risks	1
Past Performance	2
Expenses	3
More About Investment Objective,
Strategies and Risks	4
Management	7
Financial Highlights	9

Your Investment

Shareholder Guide	14
Distributions and Taxes	24
Services for Fund Investors	25
Instructions for Regular Accounts	26
Instructions for IRAs	28

For More Information

See back cover.

INVESTMENT APPROACH

The fund, a global fund, seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world. The fund may purchase securities in any foreign country, as well as in the United States, emphasizing common stocks of both emerging and established growth companies that generally have strong performance records and market positions.The fund’s portfolio will normally invest at least 65% of its total assets in three or more countries.The fund will not invest more than 50% of its total assets in the securities of any one foreign country.

Founders Asset Management LLC (Founders) manages the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection.We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry, sector or country weightings.For more information on the securities held by the fund, see “For More Information – Portfolio Holdings.”

MAIN RISKS

The principal risks of investing in this fund are:

  Foreign investment risk. Investments in foreign securities involve different risks than U.S. investments.These risks include:
  Market risk. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States.Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.
  Regulatory risk. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are generally less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.
  Currency risk. A significant portion of the fund’s assets is invested in foreign securities. Since a substantial portion of its revenue is received in foreign currencies, the fund’s net asset value will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. The fund pays dividends, if any, in U.S. dollars and incurs currency conversion costs.
  Political risk. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of cash or other assets of the fund; and political, economic, or social instability.
  Country and sector allocation risk. While the portfolio managers use the country and sector weightings of the fund’s benchmark index as a guide in structuring the fund’s portfolio, they may overweight or underweight certain countries or sectors relative to the index. This may cause the fund’s performance to be more or less sensitive to developments affecting those countries or sectors.
  Stock market risk. The market value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not Founders’ assessment of a company’s potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.
  Investment style risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.The market may not favor the fund’s growth style of investing, and the fund’s returns may vary considerably from other equity funds using different investment styles. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates).The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and can cause the fund to lose money on its investments.
  Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.

Key concepts

Growth companies: companies whose earnings are expected to grow faster than the overall market.

“Bottom-up” approach: choosing fund investments by analyzing the fundamentals of individual companies one by one rather than focusing on broader market themes.

Global fund: a type of mutual fund that may invest in securities traded anywhere in the world, including the United States.

The Fund 1

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund.The bar chart shows the fund’s Class A performance from year to year.The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. The fund’s returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions.The returns of the indexes account for both change in security price and reinvestment of dividends, do not reflect the impact of taxes, and do not reflect the costs of managing a mutual fund.You may not invest directly in these indexes. Past performance, both before and after taxes, is no guarantee of future results.

Average annual total returns as of 12/31/06

			Since
Share class	1 Year	5 Years	inception [1]

Class A
returns before taxes	12.20%	6.38%	-3.31%
Class A
returns after taxes
on distributions	12.20%	6.38%	-4.14%
Class A
returns after taxes
on distributions and
sale of fund shares	7.93%	5.52%	-3.18%

Class B
returns before taxes	13.89%	6.50%	-3.08%

Class C
returns before taxes	17.03%	6.74%	-3.48%

Class I
returns before taxes	19.40%	8.23%	-1.98%

Class T
returns before taxes	13.27%	5.64%	-4.06%

Morgan Stanley
Capital International
World Index [2]	20.07%	9.97%	2.16%

Morgan Stanley Capital
International
World Growth Index [2]	15.15%	7.47%	-2.15%

1 Inception date 12/31/99.

2 The Morgan Stanley Capital International (MSCI) World Index measures global developed market equity performance.The MSCI World Growth Index measures global developed market equity performance of growth securities.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

What this fund is – and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2

EXPENSES

As a fund shareholder, you pay certain fees	and
expenses in connection with the fund, which are
described in the tables below.

Fee table
		Class A	Class B [1]	Class C	Class I	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price		5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less		none [2]	4.00	1.00	none	none [2]

Annual fund operating expenses (expenses paid from fund	assets)
% of average daily net assets
Management fees[3]		1.00	1.00	1.00	1.00	1.00
Rule 12b-1 fee		none	0.75	0.75	none	0.25
Shareholder services fee		0.25	0.25	0.25	none	0.25
Other expenses [4]		0.71	0.82	0.74	0.61	0.72

Total annual fund operating expenses		1.96	2.82	2.74	1.61	2.22

1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

3 For the period of September 14, 2007 through September 13, 2008, Founders has agreed to waive 12.5% of its management fee for the fund.This waiver will end on September 14, 2008, and on that date the fund’s contractual advisory fee will again be in effect.

4 These expenses have been restated to reflect current custodian fees.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$763	$1,155	$1,571	$2,729
Class B
with redemption	$685	$1,174	$1,689	$2,754*
without redemption	$285	$874	$1,489	$2,754*
Class C
with redemption	$377	$850	$1,450	$3,070
without redemption	$277	$850	$1,450	$3,070
Class I	$164	$508	$876	$1,911
Class T	$665	$1,113	$1,586	$2,889

* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Fund 3

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively,ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes.The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used.The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities and Exchange Commission (SEC).The fund’s purchase of securities of other investment companies

4

will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies.The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund’s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares.To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%.A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year.The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

The Fund 5

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS (continued)

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Emerging markets risk. The fund may invest in emerging markets.These are markets in countries that are considered to be in the initial stages of the industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.
  Additional foreign risk. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.
  Company risk. The stocks in the fund’s portfolio may not perform as expected. Factors that can negatively affect a particular stock’s price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
  Opportunity risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

6

MANAGEMENT

Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee.The funds management fee for the fiscal year ended December 31, 2006 was 1.00% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2006.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio managers. Through participation in the team process, the portfolio managers use the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

The fund is co-managed by two portfolio managers, William S. Patzer, who manages the foreign portion of the fund, and John B. Jares, who manages the domestic portion of the fund. Each is a chartered financial analyst. Mr. Patzer has been a co-portfolio manager of the fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for the Global Value Fund at Merrill Lynch Investment Managers from 1997 to 2003.While at Merrill Lynch, he also was a senior fund analyst. Mr. Jares has been a portfolio manager of the fund since 2001. He is a portfolio manager at The Boston Company, where he has been employed since July 2006. He also has been employed by Founders since 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

The Fund 7

MANAGEMENT (continued)

Distributor

The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclear-ance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the five years ended December 31, 2006. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The financial information has been audited by PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm during these periods, whose report and the fund’s financial statements are included in the fund’s 2006 annual report, which is available upon request.

			Year Ended December 31,
Class A		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		14.21	12.82	11.38	8.32	11.71
Investment operations:	Investment (loss) — net	(.06) [1]	(0.02) [1]	(0.21)	(0.10)	(0.15)
	Net realized and unrealized
	gain (loss) on investments	2.76	1.41	1.65	3.16	(3.24)
Total from investment operations		2.70	1.39	1.44	3.06	(3.39)
Net asset value, end of period		16.91	14.21	12.82	11.38	8.32
Total Return (%) [2]		19.07	10.84	12.65	36.78	(28.95)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.97	1.98	1.83	2.04	2.06
Ratio of net expenses to average net assets		1.93	1.92	1.81	2.03	2.06
Ratio of net investment (loss) to average net assets		(.39)	(0.19)	(0.18)	(0.55)	(0.77)
Portfolio turnover rate [3]		114	120	130	138	211

Net assets, end of period ($ x 1,000)		1,647	619	519	656	543

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 9

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class B		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of year		13.58	12.33	11.02	8.12	11.52
Investment operations:	Investment (loss) — net	(.16) [1]	(0.11) [1]	(0.09)	(0.16)	(0.14)
	Net realized and unrealized
	gain (loss) on investments	2.58	1.36	1.40	3.06	(3.26)
Total from investment operations		2.42	1.25	1.31	2.90	(3.40)
Net asset value, end of year		16.00	13.58	12.33	11.02	8.12
Total Return (%) [2]		17.89	10.14	11.89	35.71	(29.51)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.84	2.72	2.54	2.82	2.71
Ratio of net expenses to average net assets		2.79	2.66	2.52	2.80	2.70
Ratio of net investment (loss) to average net assets		(1.13)	(0.93)	(0.87)	(1.30)	(1.41)
Portfolio turnover rate [3]		114	120	130	138	211

Net assets, end of period ($ x 1,000)		819	1,803	2,061	1,821	1,459

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio Turnover Rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

10

			Year Ended December 31,
Class C		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		13.31	12.08	10.81	7.96	11.34
Investment operations:	Investment (loss) — net	(.15) [1]	(0.07) [1]	(0.20)	(0.20)	(0.30)
	Net realized and unrealized
	gain (loss) on investments	2.55	1.30	1.47	3.05	(3.08)
Total from investment operations		2.40	1.23	1.27	2.85	(3.38)
Net asset value, end of period		15.71	13.31	12.08	10.81	7.96
Total Return (%) [2]		18.03	10.18	11.75	35.80	(29.81)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.76	2.72	2.62	2.84	3.40
Ratio of net expenses to average net assets		2.71	2.66	2.59	2.82	3.33
Ratio of net investment (loss) to average net assets		(1.10)	(0.93)	(0.97)	(1.34)	(2.05)
Portfolio turnover rate [3]		114	120	130	138	211

Net assets, end of period ($ x 1,000)		385	308	272	271	218

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

			Year Ended December 31,
Class I1		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		14.69	13.13	11.60	8.44	11.81
Investment operations:	Investment income (loss) — net	.01 [2]	0.05 [2]	0.03	0.00	(0.01)
	Net realized and unrealized
	gain (loss) on investments	2.84	1.51	1.50	3.16	(3.36)
Total from investment operations		2.85	1.56	1.53	3.16	(3.37)
Net asset value, end of period		17.54	14.69	13.13	11.60	8.44
Total Return (%) [3]		19.40	11.88	13.19	37.44	(28.54)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.62	1.47	1.39	1.53	1.41
Ratio of net expenses to average net assets		1.58	1.44	1.37	1.51	1.41
Ratio of net investment income (loss) to average net assets		.02	0.35	0.28	(0.03)	(0.13)
Portfolio turnover rate [4]		114	120	130	138	211

Net assets, end of period ($ x 1,000)		2,337	1,701	24,665	21,404	14,060

1 On June 1, 2007, the fund’s Class R shares were redesignated Class I shares.

2 Based on average shares outstanding at each month end.

3 Exclusive of sales charge.

4 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

12

			Year Ended December 31,
Class T		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		13.31	12.05	10.73	7.89	11.46
Investment operations:	Investment (loss) — net	(.08) [1]	(0.07) [1]	(0.36)	(0.14)	(0.59)
	Net realized and unrealized
	gain (loss) on investments	2.56	1.33	1.68	2.98	(2.98)
Total from investment operations		2.48	1.26	1.32	2.84	(3.57)
Net asset value, end of period		15.79	13.31	12.05	10.73	7.89
Total Return (%) [2]		18.63	10.46	12.30	35.99	(31.15)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.23	2.35	2.16	2.56	5.48
Ratio of net expenses to average net assets		2.19	2.30	2.14	2.54	4.60
Ratio of net investment (loss) to average net assets		(.57)	(0.56)	(0.50)	(1.05)	(2.88)
Portfolio turnover rate [3]		114	120	130	138	211

Net assets, end of period ($ x 1,000)		25	30	54	61	47

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

3 Portfolio turnover rate is a measure of portfolio activity that is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period, which is a rolling 12-month period.

The Fund 13

Your Investment

SHAREHOLDER GUIDE

The classes of the fund offered by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Founders or Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and I shares of the fund. The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class I shares, is subject to a shareholder service fee. Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, I and T. The fund’s other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund’s share classes will vary.

14

	Class A	Class C	Class T	Class I

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Your Investment 15

SHAREHOLDER GUIDE (continued)

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class T may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

16

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Founders funds or Dreyfus Premier funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.drey-fus.com and in the fund’s SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of Dreyfus Founders funds or certain Dreyfus Premier funds that are subject to a sales charge. For example, if you have $1 million invested in shares of Dreyfus Founders funds or certain Dreyfus Premier funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in Dreyfus Founders funds or certain Dreyfus Premier funds over a 13-month period, and your initial sales charge will be based on your goal.A 90-day back-dated period can also be used to count previous purchases toward your goal.Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all investments in Dreyfus Founders funds or certain Dreyfus Premier funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent.Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Founders or any of its affiliates board members of Founders, the Dreyfus Founders funds and any funds managed by an affiliate of Founders full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Founders-managed fund, including the fund, or a Dreyfus-managed fund since on or before February 28, 2006

Your Investment 17

SHAREHOLDER GUIDE (continued)

  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals or entities:

  employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non- qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered into an agreement with the fund’s distributor or a SEP-IRA

18

Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund’s foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund’s investment performance.

Generally, when calculating the fund’s NAV, debt securities with remaining maturities of 60 days or less at the time of purchase are valued using the amortized cost method. All other investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when trading in a security has been suspended or when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its valuation committee in good faith using such information as it deems appropriate under the circumstances.

Your Investment 19

SHAREHOLDER GUIDE (continued)

Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The fund may use fair value prices obtained from such a pricing service in lieu of the closing prices from foreign markets in valuing foreign equity securities on days when movements in the U.S. stock market are determined to have materially affected the value of those securities subsequent to the closing of the foreign markets. In addition to establishing the fair value of securities, another objective of this policy is to attempt to reduce the possibility that an investor may seek to take advantage of any disparity between the foreign securities’ closing market prices and their fair value by engaging in “time zone arbitrage.” See “Your Investment – Shareholder Guide – General policies.”

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the NAV of the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Key concepts

Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A and Class T shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.

20

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares
Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address written sell orders of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 21

SHAREHOLDER GUIDE (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the fund’s board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (“frequent trading”) that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

We monitor selected transactions to identify frequent trading.When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Founders, Dreyfus, and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

22

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the fund’s distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

The risks of frequent trading may be more significant for mutual funds that invest in securities that are more difficult to value or that are susceptible to price arbitrage, such as foreign securities. For example, a fund with significant investments in foreign securities that trade in markets that close some time before the time at which the fund calculates its net asset value potentially is subject to the risk of time zone arbitrage — a market timing strategy that seeks to take advantage of changes in the value of a fund’s portfolio holdings during the period between the close of the markets in which the fund’s portfolio securities primarily trade and the close of the NYSE. One of the objectives of the fair valuation procedures adopted by the fund’s board is to protect the fund against time zone arbitrage, as well as other trading practices that may seek to take advantage of stale prices. See “Your Investment –Shareholder Guide – Buying shares.”

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by us generally are not considered to be frequent trading.

Small account policy

Small account policy If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

Your Investment 23

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund other-wise.There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

24

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
the fund into another
Dreyfus Founders fund or
Dreyfus Premier fund
(not available for IRAs).

For exchanging shares

Dreyfus	For making regular exchanges
Auto-Exchange	from the fund into another
Privilege	Dreyfus Founders fund or
Dreyfus Premier fund.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most funds.
There will be no CDSC on Class B or
Class C shares, as long as the
amount of any withdrawal does not
exceed, on an annual basis, 12% of
the greater of the account value at
the time of the first withdrawal
under the plan, or at the time of the
subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds, and Class B shares into Class B shares of General Money Market Fund, Inc.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account.This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements.You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 25

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

<table>
<tr><th></th><th>TO OPEN AN ACCOUNT</th><th>TO ADD TO AN ACCOUNT</th><th>TO SELL SHARES</th></tr>
<tr><td>In Writing</td>
<td>Complete the application.

Mail your application and a check to:
Dreyfus Founders Funds, Inc.
Worldwide Growth Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing</td>
<td>Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Dreyfus Founders Funds, Inc.
Worldwide Growth Fund
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing</td>
<td>Write a letter of instruction that includes:
• your name(s) and signature(s)
• your account number
• Worldwide Growth Fund
• the share class
• the dollar amount you want to sell
• how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Shareholder Guide – Selling Shares”).

Mail your request to:
Dreyfus Founders Funds, Inc.
P.O. Box 55268
Boston, MA 02205-8502
Attn: Institutional Processing</td></tr>
<tr><td>By Telephone</td>
<td>Wire Call us to request an account application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
• ABA# 011001234
• DDA# 046485
• EEC code 5650
• Worldwide Growth Fund
• the share class
• your account number
• name(s) of investor(s)
• dealer number if applicable

Return your application with the account number on the application.</td>
<td>Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
• ABA# 011001234
• DDA# 046485
• EEC code 5650
• Worldwide Growth Fund
• the share class
• your account number
• name(s) of investor(s)
• dealer number if applicable

Electronic check Same as wire, but before your 14-digit account number insert “351” for Class A, “353” for Class C, “354” for Class I, or “355” for Class T.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.</td>
<td>Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.</td></tr>
</table>

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. **1-800-554-4611.**
Make checks payable to: **Dreyfus Founders Funds, Inc.**

Key concepts

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

26

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)		
———	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit **www.dreyfus.com** to request your transaction.	**Wire** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit **www.dreyfus.com** to request your transaction. A check will be sent to the address of record.
Automatically		
With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.	**All services** Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

Your Investment 27

28

NOTES

For More Information

Dreyfus Founders Worldwide Growth Fund
A series of Dreyfus Founders Funds, Inc.
SEC file number: 811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio managers discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference and legally considered a part of this prospectus.

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.This information will be posted on the last day of the month following the month for which such information is applicable, unless the month for which such information is applicable is the last month of a calendar quarter, in which case the information will be posted fifteen days following the end of the quarter. This information will remain accessible at least until the date on which the fund files a Form N-Q or Form N-CSR with the SEC for the period that includes the date as of which the website information is current. A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to:
Dreyfus Founders Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

© 2007 MBSC Securities Corporation